Schedule of Investments

March 31, 2020 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long - 91.6%
Communication Services - 6.6%
Alphabet, Inc. - Class A (2)(5)	37	42,992
Alphabet, Inc. - Class C (2)(5)	2,131	2,477,948
Altice USA, Inc. (2)	3,032	67,583
AMC Entertainment Holdings, Inc.	1,955	6,178
Anterix, Inc. (2)	93	4,247
AT&T, Inc. (5)	30,664	893,856
ATN International, Inc.	456	26,772
Bandwidth, Inc. (2)	27	1,817
Cable One, Inc.	215	353,462
Cardlytics, Inc. (2)	37	1,294
Cars.com, Inc. (2)	1,392	5,986
CenturyLink, Inc.	10,285	97,296
Cogent Communications Holdings, Inc.	906	74,265
Comcast Corp. - Class A (5)	21,174	727,962
comScore, Inc. (2)	1,040	2,933
Consolidated Communications Holdings, Inc.	1,981	9,014
DHI Group, Inc. (2)	1,720	3,715
Electronic Arts, Inc. (2)	998	99,970
Entravision Communications Corp.	7,106	14,425
Eros International PLC (2)	1,369	2,259
Facebook, Inc. (2)(5)	9,663	1,611,788
Fluent, Inc. (2)	2,081	2,435
Fox Corp. - Class A	581	13,729
Gaia, Inc. (2)	344	3,055
Glu Mobile, Inc. (2)	1,215	7,642
Gogo, Inc. (2)	2,568	5,444
Gray Television, Inc. (2)	1,427	15,326
Hemisphere Media Group, Inc. (2)	117	999
IAC/interactivecorp (2)	272	48,751
IMAX Corp. (2)	367	3,321
Intelsat SA (2)	3,124	4,780
Iridium Communications, Inc. (2)	291	6,498
John Wiley & Sons, Inc.	3,077	115,357
Liberty Broadband Corp. - Class A (2)	631	67,517
Liberty Latin America, Ltd. - Class A (2)	4,162	43,784
Liberty Media Corp.-Liberty Braves (2)	952	18,145
Liberty Media Corp.-Liberty SiriusXM (2)	4,367	138,085
Lions Gate Entertainment Corp. - Class A (2)	2,503	15,218
Live Nation Entertainment, Inc. (2)	1,413	64,235
LiveXLive Media, Inc. (2)	1,692	2,673
Marcus Corp./The	1,229	15,141
MDC Partners, Inc. (2)	2,241	3,249
Meredith Corp.	380	4,644
National CineMedia, Inc.	592	1,930
Netflix, Inc. (2)	606	227,553
News Corp.	5,062	45,431
Nexstar Media Group, Inc.	26	1,501
Ooma, Inc. (2)	557	6,645
Roku, Inc. (2)	396	34,642
Shenandoah Telecommunications Co.	854	42,060
Spok Holdings, Inc.	349	3,731
Take-Two Interactive Software, Inc. (2)	713	84,569
TEGNA, Inc.	2,089	22,687
Telephone and Data Systems, Inc.	2,744	45,989
T-Mobile US, Inc. (2)(5)	14,226	1,193,561
Tribune Publishing Co.	1,171	9,497
United States Cellular Corp. (2)	453	13,268
Verizon Communications, Inc. (5)	20,424	1,097,382
ViacomCBS, Inc.	7,818	109,530
Walt Disney Co./The (5)	9,112	880,219
WideOpenWest, Inc. (2)	2,360	11,234
Yelp, Inc. (2)	1,101	19,851

		10,977,070

Consumer Discretionary - 8.0%
1-800-Flowers.com, Inc. (2)	1,240	16,405
Aaron's, Inc.	297	6,766
Abercrombie & Fitch Co.	523	4,754

Acushnet Holdings Corp.	1,506	38,734
Amazon.com, Inc. (2)(5)	1,639	3,195,591
American Axle & Manufacturing Holdings, Inc. (2)	1,164	4,202
American Eagle Outfitters, Inc.	1,157	9,198
American Outdoor Brands Corp. (2)	412	3,420
American Public Education, Inc. (2)	1,329	31,803
America's Car-Mart, Inc./TX (2)	93	5,241
Aramark	2,500	49,925
AutoZone, Inc. (2)	130	109,980
Barnes & Noble Education, Inc. (2)	1,061	1,443
Bassett Furniture Industries, Inc. (2)	243	1,324
BBX Capital Corp.	2,896	6,690
Beazer Homes USA, Inc. (2)	1,105	7,116
Bed Bath & Beyond, Inc.	2,658	11,190
Best Buy Co., Inc.	1,177	67,089
Big Lots, Inc.	136	1,934
Biglari Holdings, Inc. - Class B (2)	144	7,402
BJ's Restaurants, Inc.	174	2,417
Bloomin' Brands, Inc.	3,556	25,390
Booking Holdings, Inc. (2)(5)	443	595,977
BorgWarner, Inc.	316	7,701
Brinker International, Inc.	493	5,921
Brunswick Corp./DE	1,001	35,405
Burlington Stores, Inc. (2)	283	44,844
Camping World Holdings, Inc.	2,149	12,228
Carriage Services, Inc.	195	3,149
Carter's, Inc.	149	9,794
Carvana Co. (2)	152	8,374
Cavco Industries, Inc. (2)	8	1,160
Centric Brands, Inc. (2)	2,336	2,616
Chipotle Mexican Grill, Inc. (2)	144	94,234
Churchill Downs, Inc.	2,061	212,180
Citi Trends, Inc.	387	3,444
Core-Mark Holding Co., Inc.	77	2,200
Crocs, Inc. (2)	853	14,492
Dana, Inc.	710	5,545
Darden Restaurants, Inc.	508	27,666
Deckers Outdoor Corp. (2)	311	41,674
Denny's Corp. (2)	810	6,221
Dine Brands Global, Inc.	150	4,302
Dollar General Corp.	4,610	696,156
Domino's Pizza, Inc.	251	81,342
DR Horton, Inc.	2,043	69,462
eBay, Inc.	12,861	386,602
Etsy, Inc. (2)	262	10,071
Everi Holdings, Inc. (2)	1,835	6,056
Expedia Group, Inc.	377	21,214
Express, Inc. (2)	2,538	3,782
Extended Stay America, Inc.	4,925	36,002
Flexsteel Industries, Inc.	597	6,543
Foot Locker, Inc.	1,011	22,293
Ford Motor Co.	76,489	369,442
Fossil Group, Inc. (2)	418	1,375
frontdoor, Inc. (2)	38	1,322
GameStop Corp. (3)	5,684	19,894
General Motors Co.	26,266	545,807
Genesco, Inc. (2)	112	1,494
Gentex Corp.	4,985	110,468
Golden Entertainment, Inc. (2)	1,486	9,822
Graham Holdings Co.	85	28,999
Greenlane Holdings, Inc. (2)	1,571	2,702
H&R Block, Inc.	1,794	25,260
Harley-Davidson, Inc.	2,865	54,234
Helen of Troy, Ltd. (2)	150	21,605
Home Depot, Inc./The (5)	3,641	679,811
Hudson, Ltd. (2)	1,124	5,642
Inspired Entertainment, Inc. (2)	818	2,765
International Game Technology PLC	2,069	12,311
J Alexander's Holdings, Inc. (2)	294	1,126
Jack in the Box, Inc.	557	19,523
Johnson Outdoors, Inc.	292	18,308
KB Home	873	15,801
Kohl's Corp.	481	7,018
L Brands, Inc.	871	10,069
Las Vegas Sands Corp.	1,466	62,261
Laureate Education, Inc. (2)	500	5,255
La-Z-Boy, Inc.	737	15,145
Lear Corp.	1,693	137,556
Lennar Corp.	4,361	166,590
Lifetime Brands, Inc.	201	1,136
LKQ Corp. (2)	2,731	56,013

Lululemon Athletica, Inc. (2)	1,321	250,396
Lumber Liquidators Holdings, Inc. (2)	517	2,425
M/I Homes, Inc. (2)	213	3,521
Malibu Boats, Inc. (2)	1,115	32,101
Marriott Vacations Worldwide Corp.	61	3,390
MasterCraft Boat Holdings, Inc. (2)	1,172	8,556
MDC Holdings, Inc.	216	5,011
Meritage Homes Corp. (2)	658	24,024
Michaels Cos., Inc./The (2)	1,432	2,320
Monarch Casino & Resort, Inc. (2)	267	7,495
Murphy USA, Inc. (2)	87	7,339
Nathan's Famous, Inc.	42	2,562
Nautilus, Inc. (2)	1,575	4,111
NIKE, Inc. - Class B	5,860	484,856
NVR, Inc. (2)	79	202,960
Office Depot, Inc.	9,316	15,278
Penn National Gaming, Inc. (2)	2,593	32,801
Perdoceo Education Corp. (2)	1,311	14,146
PetMed Express, Inc.	877	25,240
Planet Fitness, Inc. (2)	1,809	88,098
Polaris, Inc.	870	41,891
Potbelly Corp. (2)	2,526	7,805
PulteGroup, Inc.	3,177	70,911
Quotient Technology, Inc. (2)	933	6,065
Qurate Retail, Inc. (2)	2,803	17,112
Ralph Lauren Corp.	706	47,182
RCI Hospitality Holdings, Inc.	1,491	14,865
Red Lion Hotels Corp. (2)	920	1,343
Rent-A-Center, Inc./TX	457	6,462
RH (2)	83	8,339
Rocky Brands, Inc.	521	10,081
Ross Stores, Inc.	806	70,098
Rubicon Project, Inc./The (2)	2,748	15,251
Ruth's Hospitality Group, Inc.	332	2,218
Scientific Games Corp. (2)	1,192	11,562
SeaWorld Entertainment, Inc. (2)	1,093	12,045
Select Interior Concepts, Inc. (2)	602	1,246
Signet Jewelers, Ltd.	694	4,476
Six Flags Entertainment Corp.	87	1,091
Skechers USA, Inc. (2)	1,502	35,657
Skyline Champion Corp. (2)	324	5,080
Sleep Number Corp. (2)	140	2,682
Sonos, Inc. (2)	172	1,459
Sportsman's Warehouse Holdings, Inc. (2)	3,660	22,546
Stamps.com, Inc. (2)	300	39,024
Standard Motor Products, Inc.	39	1,621
Starbucks Corp.	6,778	445,586
Steven Madden, Ltd.	1,127	26,180
Stoneridge, Inc. (2)	453	7,588
Superior Group of Cos., Inc.	514	4,348
Tapestry, Inc.	3,458	44,781
Target Corp. (5)	8,848	822,599
Taylor Morrison Home Corp. (2)	2,196	24,156
Tempur Sealy International, Inc. (2)	873	38,159
Tenneco, Inc.	385	1,386
Tesla, Inc. (2)	99	51,876
Texas Roadhouse, Inc.	1,103	45,554
Thor Industries, Inc.	291	12,274
Tilly's, Inc. - Class A	1,171	4,836
TJX Cos., Inc./The (5)	20,730	991,101
Toll Brothers, Inc.	2,077	39,982
TopBuild Corp. (2)	212	15,188
Tractor Supply Co.	98	8,286
Twin River Worldwide Holdings, Inc.	671	8,730
Urban Outfitters, Inc. (2)	409	5,824
Vera Bradley, Inc. (2)	254	1,046
Vista Outdoor, Inc. (2)	2,327	20,478
Waitr Holdings, Inc. (2)	4,686	5,764
Wendy's Co./The	1,590	23,659
Whirlpool Corp.	244	20,935
Williams-Sonoma, Inc.	280	11,906
Wingstop, Inc.	50	3,985
Winnebago Industries, Inc.	195	5,423
WW International, Inc. (2)	619	10,467
Wyndham Destinations, Inc.	625	13,563
Yum China Holdings, Inc.	93	3,965
Yum! Brands, Inc.	4,592	314,690
Zumiez, Inc. (2)	58	1,005

		13,205,480

Consumer Staples - 4.8%
Alico, Inc.	177	5,494
B&G Foods, Inc.	360	6,512
BellRing Brands, Inc. (2)	1,355	23,103
Boston Beer Co., Inc./The (2)	59	21,686
Casey's General Stores, Inc.	360	47,696
Celsius Holdings, Inc. (2)	447	1,882
Central Garden & Pet Co. (2)	1,401	35,824
Coca-Cola Co./The	8,422	372,674
Coca-Cola Consolidated, Inc.	81	16,891
Conagra Brands, Inc.	1,611	47,267
Costco Wholesale Corp.	895	255,191
Coty, Inc.	6,028	31,104
Darling Ingredients, Inc. (2)	2,067	39,624
Edgewell Personal Care Co. (2)	1,062	25,573
Estee Lauder Cos., Inc./The	639	101,818
Flowers Foods, Inc.	7,542	154,762
Fresh Del Monte Produce, Inc.	675	18,637
Freshpet, Inc. (2)	275	17,564
General Mills, Inc.	10,474	552,713
Herbalife Nutrition, Ltd. (2)	1,349	39,337
Hershey Co./The	2,708	358,810
Ingredion, Inc.	1,127	85,089
JM Smucker Co./The	469	52,059
Kellogg Co.	4,824	289,392
Kimberly-Clark Corp.	4,483	573,241
Kroger Co./The	9,191	276,833
Lamb Weston Holdings, Inc.	3,301	188,487
Lifevantage Corp. (2)	302	3,111
Medifast, Inc.	56	3,500
Molson Coors Beverage Co.	7,370	287,504
Mondelez International, Inc.	7,339	367,537
Monster Beverage Corp. (2)	5,130	288,614
National Beverage Corp. (2)	267	11,388
Nature's Sunshine Products, Inc. (2)	247	2,008
New Age Beverages Corp. (2)	2,029	2,820
Nu Skin Enterprises, Inc.	472	10,313
Oil-Dri Corp. of America	1,179	39,426
PepsiCo, Inc. (5)	9,045	1,086,305
Performance Food Group Co. (2)	67	1,656
Philip Morris International, Inc.	2,137	155,916
Pilgrim's Pride Corp. (2)	771	13,971
Primo Water Corp.	128	1,160
Procter & Gamble Co./The (5)	5,927	651,970
Pyxus International, Inc. (2)	1,205	3,748
Rite Aid Corp. (2)	501	7,515
Seneca Foods Corp. (2)	225	8,951
SpartanNash Co.	1,748	25,031
Spectrum Brands Holdings, Inc.	835	30,369
Sprouts Farmers Market, Inc. (2)	4,009	74,527
Sysco Corp.	1,236	56,399
TreeHouse Foods, Inc. (2)	58	2,561
Turning Point Brands, Inc.	434	9,162
Tyson Foods, Inc.	8,222	475,807
United Natural Foods, Inc. (2)	1,445	13,265
Universal Corp./VA	309	13,661
USANA Health Sciences, Inc. (2)	222	12,823
Vector Group, Ltd.	345	3,250
Walmart, Inc. (5)	5,724	650,361

		7,953,892

Energy - 2.1%
Apache Corp.	1,416	5,919
Ardmore Shipping Corp.	2,322	12,191
Baker Hughes Co.	4,017	42,179
Brigham Minerals, Inc.	1,297	10,726
Cabot Oil & Gas Corp.	1,772	30,461
Cactus, Inc.	992	11,507
Chevron Corp. (5)	8,709	631,054
Cimarex Energy Co.	1,678	28,241
CNX Resources Corp. (2)	4,069	21,647
Concho Resources, Inc.	553	23,696
ConocoPhillips (5)	16,029	493,693
Contango Oil & Gas Co. (2)	1,528	2,292
Continental Resources, Inc./OK	1,235	9,435
CVR Energy, Inc.	185	3,058
Dawson Geophysical Co. (2)	2,521	2,449
Delek US Holdings, Inc.	739	11,647
Devon Energy Corp.	7,315	50,547
DHT Holdings, Inc.	791	6,067

Diamond Offshore Drilling, Inc. (2)	1,243	2,275
EOG Resources, Inc. (5)	2,132	76,581
EQT Corp.	3,123	22,080
Era Group, Inc. (2)	902	4,808
Exterran Corp. (2)	1,733	8,318
Exxon Mobil Corp. (5)	13,200	501,204
Golar LNG, Ltd.	683	5,382
Green Plains, Inc.	595	2,886
Helmerich & Payne, Inc.	2,671	41,801
Hess Corp.	1,386	46,154
HollyFrontier Corp.	572	14,020
International Seaways, Inc.	671	16,030
ION Geophysical Corp. (2)	2,321	2,948
Kinder Morgan, Inc.	12,226	170,186
Liberty Oilfield Services, Inc.	823	2,214
Marathon Oil Corp.	11,468	37,730
Marathon Petroleum Corp.	8,206	193,826
McDermott International, Inc. (2)	4	0
National Oilwell Varco, Inc.	369	3,627
NexTier Oilfield Solutions, Inc. (2)	4,037	4,723
Noble Energy, Inc.	1,434	8,661
Nordic American Tankers, Ltd.	1,435	6,501
ONEOK, Inc.	1,617	35,267
Overseas Shipholding Group, Inc. (2)	1,952	4,431
Panhandle Oil and Gas, Inc.	2,620	9,668
Parsley Energy, Inc.	844	4,836
Patterson-UTI Energy, Inc.	3,965	9,318
PBF Energy, Inc.	1,518	10,747
Peabody Energy Corp.	1,601	4,643
Phillips 66	2,983	160,038
Pioneer Natural Resources Co.	1,590	111,539
Range Resources Corp.	2,209	5,037
Renewable Energy Group, Inc. (2)	316	6,487
RigNet, Inc. (2)	799	1,438
Schlumberger, Ltd.	16,873	227,617
Scorpio Tankers, Inc.	430	8,222
SEACOR Holdings, Inc. (2)	633	17,066
SEACOR Marine Holdings, Inc. (2)	616	2,698
Southwestern Energy Co. (2)	11,833	19,998
Teekay Corp.	1,555	4,914
Teekay Tankers, Ltd.	168	3,736
Tidewater, Inc. (2)	313	2,216
Valero Energy Corp.	4,927	223,489
World Fuel Services Corp.	315	7,932
WPX Energy, Inc. (2)	2,592	7,906

		3,458,007

Financials - 14.7%
1st Constitution Bancorp	538	7,129
1st Source Corp.	2,048	66,417
ACNB Corp.	330	9,900
AGNC Investment Corp.	21,625	228,793
Allstate Corp./The	7,047	646,421
Ally Financial, Inc.	10,184	146,955
Amalgamated Bank	722	7,812
American Express Co.	1,295	110,865
American National Insurance Co.	137	11,286
Ameris Bancorp	2,436	57,879
Ames National Corp.	734	15,010
Arbor Realty Trust, Inc.	3,489	17,096
Ares Commercial Real Estate Corp.	2,759	19,285
Arthur J Gallagher & Co.	2,835	231,081
Artisan Partners Asset Management, Inc.	2,847	61,182
Ashford, Inc. (2)	524	3,013
Assurant, Inc.	110	11,450
Athene Holding, Ltd. (2)	2,287	56,763
Atlantic Capital Bancshares, Inc. (2)	3,538	41,996
Auburn National BanCorp, Inc.	51	2,141
B Riley Financial, Inc.	239	4,402
BancFirst Corp.	1,403	46,818
Bancorp, Inc./The (2)	4,058	24,632
BancorpSouth Bank	2,431	45,995
Bank of America Corp. (5)	45,538	966,772
Bank of Commerce Holdings	1,258	9,900
BankFinancial Corp.	4,955	43,654
BankUnited, Inc.	4,349	81,326
Berkshire Hathaway, Inc. - Class B (2)(5)	9,724	1,777,839
Berkshire Hills Bancorp, Inc.	910	13,523
Boston Private Financial Holdings, Inc.	5,974	42,714
Bridgewater Bancshares, Inc. (2)	2,733	26,647

Brightsphere Investment Group, Inc.	2,884	18,429
Brown & Brown, Inc.	10,863	393,458
Bryn Mawr Bank Corp.	554	15,723
Business First Bancshares, Inc.	144	1,944
C&F Financial Corp.	494	19,711
Cannae Holdings, Inc. (2)	2,756	92,298
Capital Bancorp, Inc. (2)	1,243	15,562
Capital City Bank Group, Inc.	1,697	34,144
Capital One Financial Corp.	2,233	112,588
Capstar Financial Holdings, Inc.	1,427	14,113
Carolina Financial Corp.	1,690	43,720
Cboe Global Markets, Inc.	945	84,341
CenterState Bank Corp.	6,343	109,290
Central Valley Community Bancorp	698	9,102
Chimera Investment Corp.	45,859	417,317
Cincinnati Financial Corp.	1,118	84,353
CIT Group, Inc.	3,152	54,404
Citigroup, Inc. (5)	8,567	360,842
Citizens & Northern Corp.	204	4,080
Citizens Financial Group, Inc.	19,663	369,861
Civista Bancshares, Inc.	3,590	53,706
CNB Financial Corp./PA	903	17,040
CNO Financial Group, Inc.	5,889	72,965
Coastal Financial Corp./WA (2)	143	1,503
Codorus Valley Bancorp, Inc.	561	9,032
Cohen & Steers, Inc.	108	4,909
Comerica, Inc.	7,737	227,004
Community Bankers Trust Corp.	2,348	11,388
Community Financial Corp./The	317	7,006
Community Trust Bancorp, Inc.	2,145	68,190
ConnectOne Bancorp, Inc.	3,031	40,737
Crawford & Co.	890	5,687
Diamond Hill Investment Group, Inc.	665	60,010
Discover Financial Services	7,993	285,110
Donegal Group, Inc.	1,000	15,200
E*TRADE Financial Corp.	1,563	53,642
East West Bancorp, Inc.	63	1,622
Eaton Vance Corp.	3,723	120,067
eHealth, Inc. (2)	167	23,517
Ellington Financial, Inc.	12,026	68,668
Employers Holdings, Inc.	1,589	64,370
Enterprise Bancorp, Inc./MA	700	18,893
Enterprise Financial Services Corp.	1,006	28,077
Esquire Financial Holdings, Inc. (2)	283	4,259
ESSA Bancorp, Inc.	1,159	15,820
Essent Group, Ltd.	2,298	60,529
Evans Bancorp, Inc.	218	5,300
Evercore, Inc.	1,602	73,788
Farmers National Banc Corp.	9,907	115,218
FB Financial Corp.	1,517	29,915
Federated Hermes, Inc.	634	12,078
FGL Holdings	260	2,548
Fidelity D&D Bancorp, Inc.	181	9,235
Fidelity National Financial, Inc.	6,235	155,127
Fifth Third Bancorp (5)	46,930	696,911
Financial Institutions, Inc.	2,137	38,765
First American Financial Corp.	4,079	172,990
First BanCorp/Puerto Rico	6,503	34,596
First Bancorp/Southern Pines NC	5,590	129,017
First Bancshares, Inc./The	1,370	26,126
First Busey Corp.	841	14,390
First Business Financial Services, Inc.	1,514	23,467
First Choice Bancorp (2)	1,439	21,599
First Citizens BancShares, Inc./NC	970	322,884
First Defiance Financial Corp.	2,594	38,236
First Financial Corp./IN	4,046	136,431
First Foundation, Inc.	200	2,044
First Guaranty Bancshares, Inc.	342	4,935
First Hawaiian, Inc.	11,034	182,392
First Horizon National Corp.	3,810	30,709
First Internet Bancorp	510	8,374
First Merchants Corp.	3,372	89,324
First Northwest Bancorp	1,050	11,414
First of Long Island Corp./The	2,073	35,967
FirstCash, Inc.	371	26,616
Flagstar Bancorp, Inc.	1,543	30,598
FNB Corp./PA	25,255	186,129
FNCB Bancorp, Inc.	331	2,287
Focus Financial Partners, Inc. (2)	478	10,999
Franklin Financial Network, Inc.	48	979
Franklin Financial Services Corp.	95	2,608

FS Bancorp, Inc.	81	2,916
Great Ajax Corp.	5,697	36,233
Great Southern Bancorp, Inc.	1,783	72,033
Guaranty Bancshares, Inc./TX	107	2,476
GWG Holdings, Inc. (2)	1,060	10,770
Hallmark Financial Services, Inc. (2)	391	1,580
Hamilton Lane, Inc.	476	26,328
Hancock Whitney Corp.	3,502	68,359
Hanover Insurance Group, Inc./The	1,465	132,700
Hartford Financial Services Group, Inc./The	2,356	83,025
HBT Financial, Inc.	3,805	40,067
Heartland Financial USA, Inc.	1,697	51,249
Heritage Commerce Corp.	1,021	7,831
Hilltop Holdings, Inc.	3,977	60,132
Home Bancorp, Inc.	349	8,523
HomeStreet, Inc.	4,092	90,965
Horizon Bancorp, Inc./IN	4,909	48,403
Houlihan Lokey, Inc.	1,248	65,046
Huntington Bancshares, Inc./OH	14,550	119,456
IBERIABANK Corp.	2,435	88,050
Independent Bank Corp./MI	9,503	122,304
International Bancshares Corp.	2,094	56,287
INTL. FCStone, Inc. (2)	822	29,806
Invesco Mortgage Capital, Inc.	19,338	65,943
Investar Holding Corp.	100	1,277
Investors Bancorp, Inc.	1,679	13,415
Investors Title Co.	43	5,504
James River Group Holdings, Ltd.	523	18,954
JPMorgan Chase & Co. (5)	16,874	1,519,166
Kemper Corp.	699	51,985
KeyCorp	49,026	508,400
Kinsale Capital Group, Inc.	169	17,666
Ladder Capital Corp.	11,482	54,425
Lakeland Bancorp, Inc.	2,331	25,198
Lazard, Ltd.	1,799	42,384
LCNB Corp.	236	2,974
LendingClub Corp. (2)	1,278	10,032
LPL Financial Holdings, Inc.	2,292	124,754
Luther Burbank Corp.	531	4,869
M&T Bank Corp.	3,480	359,936
Macatawa Bank Corp.	5,411	38,526
Mackinac Financial Corp.	1,005	10,502
Mercantile Bank Corp.	1,037	21,953
Mercury General Corp.	992	40,394
Meta Financial Group, Inc.	524	11,381
Metrocity Bankshares, Inc.	300	3,522
Metropolitan Bank Holding Corp. (2)	595	16,023
MFA Financial, Inc.	44,411	68,837
MGIC Investment Corp.	16,020	101,727
Mid Penn Bancorp, Inc.	73	1,478
Middlefield Banc Corp.	72	1,138
Midland States Bancorp, Inc.	4,353	76,134
MidWestOne Financial Group, Inc.	1,992	41,712
MMA Capital Holdings, Inc. (2)	697	17,237
Moelis & Co.	1,046	29,393
Morgan Stanley	1,595	54,230
Mr Cooper Group, Inc. (2)	2,575	18,875
MSCI, Inc.	887	256,308
MutualFirst Financial, Inc.	623	17,569
MVB Financial Corp.	2,168	27,642
National Bankshares, Inc.	700	22,330
National General Holdings Corp.	206	3,409
Navient Corp.	1,119	8,482
NewStar Financial Contingent Value Rights (2)(8)	95	0
NI Holdings, Inc. (2)	607	8,231
Nicolet Bankshares, Inc. (2)	1,783	97,316
NMI Holdings, Inc. - Class A (2)	1,765	20,492
Northeast Bank	1,346	15,694
Northern Trust Corp.	1,087	82,025
Northrim BanCorp, Inc.	2,788	75,276
Norwood Financial Corp.	213	5,687
OFG Bancorp	1,109	12,399
Ohio Valley Banc Corp.	100	2,998
Old Republic International Corp.	18,657	284,519
Old Second Bancorp, Inc.	1,952	13,488
OneMain Holdings, Inc.	2,777	53,096
OP Bancorp	662	4,939
Oportun Financial Corp. (2)	846	8,925
Oppenheimer Holdings, Inc.	1,542	30,470
Opus Bank	4,247	73,601
Orrstown Financial Services, Inc.	373	5,136

Pacific Premier Bancorp, Inc.	3,975	74,889
PacWest Bancorp	3,871	69,368
Parke Bancorp, Inc.	1,387	18,711
PCB Bancorp	2,177	21,291
PCSB Financial Corp.	2,973	41,592
Peapack-Gladstone Financial Corp.	2,061	36,995
PennyMac Financial Services, Inc.	2,441	53,971
Peoples Bancorp, Inc./OH	478	10,588
Peoples Bancorp of North Carolina, Inc.	143	2,911
People's United Financial, Inc.	2,772	30,631
People's Utah Bancorp	604	11,699
Pinnacle Financial Partners, Inc.	4,769	179,028
Pioneer Bancorp, Inc./NY (2)	241	2,502
Piper Sandler Cos.	684	34,590
PJT Partners, Inc.	1,255	54,454
PNC Financial Services Group, Inc./The (5)	9,505	909,819
Popular, Inc.	4,924	172,340
Premier Financial Bancorp, Inc.	1,736	21,526
Progressive Corp./The	9,037	667,292
ProSight Global, Inc. (2)	1,112	10,842
Protective Insurance Corp.	539	7,411
Provident Bancorp, Inc.	382	3,293
Provident Financial Holdings, Inc.	862	13,128
Prudential Financial, Inc.	8,313	433,440
Pzena Investment Management, Inc.	3,069	13,688
QCR Holdings, Inc.	3,058	82,780
Radian Group, Inc.	7,063	91,466
RBB Bancorp	6,140	84,241
Ready Capital Corp.	4,399	31,761
Regions Financial Corp.	47,459	425,707
Renasant Corp.	3,076	67,180
Republic Bancorp, Inc./KY	1,067	35,243
S&P Global, Inc.	18	4,411
S&T Bancorp, Inc.	474	12,950
Safety Insurance Group, Inc.	850	71,766
SB One Bancorp	422	7,174
Sculptor Capital Management, Inc.	277	3,751
SEI Investments Co.	6,074	281,469
Shore Bancshares, Inc.	2,164	23,479
Sierra Bancorp	4,500	79,110
Signature Bank/New York NY	509	40,919
Silvercrest Asset Management Group, Inc.	333	3,150
Simmons First National Corp.	4,468	82,211
SLM Corp.	6,623	47,619
SmartFinancial, Inc.	1,311	19,940
Southern First Bancshares, Inc. (2)	1,051	29,817
Southern Missouri Bancorp, Inc.	44	1,068
Southern National Bancorp of Virginia, Inc.	2,327	22,898
Spirit of Texas Bancshares, Inc. (2)	366	3,784
Starwood Property Trust, Inc.	16,774	171,934
State Street Corp.	2,037	108,511
Stewart Information Services Corp.	2,393	63,821
Stifel Financial Corp.	1,541	63,612
Summit Financial Group, Inc.	1,426	30,245
SVB Financial Group (2)	243	36,712
Synchrony Financial	14,584	234,657
Synovus Financial Corp.	98	1,721
T Rowe Price Group, Inc.	1,607	156,924
TCF Financial Corp.	7,439	168,568
Timberland Bancorp, Inc./WA	807	14,760
Tiptree, Inc. - Class A	1,725	9,005
TPG RE Finance Trust, Inc.	7,051	38,710
TriCo Bancshares	1,631	48,636
Triumph Bancorp, Inc. (2)	3,040	79,040
Truist Financial Corp. (2)	14,425	444,867
TrustCo Bank Corp. NY	2,624	14,196
Two Harbors Investment Corp.	29,645	112,947
United Community Banks, Inc./GA	6,481	118,667
United Security Bancshares/Fresno CA	1,345	8,608
Unity Bancorp, Inc.	1,332	15,584
Univest Financial Corp.	2,811	45,876
Unum Group	6,078	91,231
Valley National Bancorp	4,160	30,410
Veritex Holdings, Inc.	5,151	71,959
Virtus Investment Partners, Inc.	381	28,998
Walker & Dunlop, Inc.	2,504	100,836
Waterstone Financial, Inc.	2,157	31,363
Watford Holdings, Ltd. (2)	105	1,538
WesBanco, Inc.	806	19,102
West BanCorp, Inc.	802	13,113
Western Alliance Bancorp	8,828	270,225

Western New England Bancorp, Inc.	2,200	14,872
WR Berkley Corp.	8,559	446,523
WSFS Financial Corp.	1,305	32,521

		24,439,623

Healthcare - 13.5%
Abbott Laboratories (5)	4,724	372,771
AbbVie, Inc. (5)	7,454	567,920
Abeona Therapeutics, Inc. (2)	1,354	2,843
ABIOMED, Inc. (2)	95	13,790
ACADIA Pharmaceuticals, Inc. (2)	460	19,435
Acceleron Pharma, Inc. (2)	416	37,386
Accuray, Inc. (2)	2,091	3,973
AcelRx Pharmaceuticals, Inc. (2)	1,605	1,894
Adamas Pharmaceuticals, Inc. (2)	1,763	5,095
ADMA Biologics, Inc. (2)	2,202	6,342
Aduro Biotech, Inc. (2)	4,741	12,990
Adverum Biotechnologies, Inc. (2)	1,492	14,577
Aeglea BioTherapeutics, Inc. (2)	218	1,016
Affimed NV (2)	3,729	5,892
Agenus, Inc. (2)	5,112	12,524
Agilent Technologies, Inc.	1,774	127,054
Akcea Therapeutics, Inc. (2)	565	8,080
Akebia Therapeutics, Inc. (2)	1,654	12,537
Albireo Pharma, Inc. (2)	689	11,279
Aldeyra Therapeutics, Inc. (2)	1,043	2,576
Alector, Inc. (2)	805	19,425
Alexion Pharmaceuticals, Inc. (2)	2,986	268,113
Align Technology, Inc. (2)	280	48,706
Alkermes PLC (2)	3,267	47,110
Allergan PLC (5)	1,978	350,304
Allscripts Healthcare Solutions, Inc. (2)	2,470	17,389
Alnylam Pharmaceuticals, Inc. (2)	1,002	109,068
AMAG Pharmaceuticals, Inc. (2)	467	2,886
Amedisys, Inc. (2)	35	6,424
AmerisourceBergen Corp.	1,466	129,741
Amgen, Inc. (5)	4,369	885,727
Amicus Therapeutics, Inc. (2)	1,858	17,168
Amneal Pharmaceuticals, Inc. (2)	4,570	15,904
Amphastar Pharmaceuticals, Inc. (2)	269	3,992
AnaptysBio, Inc. (2)	549	7,757
Anavex Life Sciences Corp. (2)	876	2,759
ANI Pharmaceuticals, Inc. (2)	31	1,263
Apollo Medical Holdings, Inc. (2)	101	1,305
Aprea Therapeutics, Inc. (2)	107	3,719
Aptinyx, Inc. (2)	2,191	4,733
Aquestive Therapeutics, Inc. (2)	2,342	5,129
Arcus Biosciences, Inc. (2)	713	9,896
Ardelyx, Inc. (2)	841	4,781
Arvinas, Inc. (2)	927	37,358
Assembly Biosciences, Inc. (2)	286	4,241
Athenex, Inc. (2)	158	1,223
Athersys, Inc. (2)	14,408	43,224
Atrion Corp.	3	1,950
Avantor, Inc. (2)	6,260	78,187
Avrobio, Inc. (2)	337	5,244
Axsome Therapeutics, Inc. (2)	200	11,766
Baudax Bio, Inc. (2)	647	1,605
Baxter International, Inc.	5,891	478,290
Beyondspring, Inc. (2)	376	4,817
BioCryst Pharmaceuticals, Inc. (2)	1,015	2,030
BioDelivery Sciences International, Inc. (2)	1,345	5,098
Biogen, Inc. (2)(5)	1,570	496,717
BioMarin Pharmaceutical, Inc. (2)	252	21,294
Bio-Rad Laboratories, Inc. (2)	137	48,027
BioSig Technologies, Inc. (2)	975	4,085
Bio-Techne Corp.	188	35,649
Bioxcel Therapeutics, Inc. (2)	63	1,408
Bluebird Bio, Inc. (2)	40	1,838
Blueprint Medicines Corp. (2)	170	9,942
Bridgebio Pharma, Inc. (2)	53	1,537
Bristol-Myers Squibb Co. (5)	15,565	867,593
Brookdale Senior Living, Inc. (2)	517	1,613
Bruker Corp.	1,374	49,272
Calithera Biosciences, Inc. (2)	2,297	10,199
Calyxt, Inc. (2)	1,023	3,407
Cara Therapeutics, Inc. (2)	660	8,719
Cardinal Health, Inc.	8,053	386,061
CareDx, Inc. (2)	325	7,095
CASI Pharmaceuticals, Inc. (2)	1,242	2,534

Catalent, Inc. (2)	1,344	69,821
Catalyst Pharmaceuticals, Inc. (2)	2,184	8,408
Catasys, Inc. (2)	278	4,234
Cellular Biomedicine Group, Inc. (2)	751	11,881
CEL-SCI Corp. (2)	237	2,735
Centene Corp. (2)	926	55,014
Centogene NV (2)	724	14,480
Cerecor, Inc. (2)	2,023	5,017
Cerner Corp.	11,103	699,378
Cerus Corp. (2)	1,297	6,031
Charles River Laboratories International, Inc. (2)	426	53,765
Checkpoint Therapeutics, Inc. (2)	915	1,382
Chemed Corp.	285	123,462
ChemoCentryx, Inc. (2)	155	6,228
Chiasma, Inc. (2)	2,660	9,709
Chimerix, Inc. (2)	2,001	2,881
Clovis Oncology, Inc. (2)	247	1,571
Coherus Biosciences, Inc. (2)	1,409	22,854
Collegium Pharmaceutical, Inc. (2)	335	5,471
Community Health Systems, Inc. (2)	1,080	3,607
Computer Programs and Systems, Inc.	259	5,763
Concert Pharmaceuticals, Inc. (2)	653	5,773
CONMED Corp.	125	7,159
Cooper Cos., Inc./The	119	32,805
Corbus Pharmaceuticals Holdings, Inc. (2)	1,314	6,885
Corium International Contingent Value Rights (2)(8)	106	0
Corvus Pharmaceuticals, Inc. (2)	608	1,283
Cross Country Healthcare, Inc. (2)	1,839	12,395
Cue Biopharma, Inc. (2)	504	7,152
CVS Health Corp.	8,346	495,168
Cyclerion Therapeutics, Inc. (2)	733	1,942
Cymabay Therapeutics, Inc. (2)	3,519	5,208
CytomX Therapeutics, Inc. (2)	1,505	11,543
CytoSorbents Corp. (2)	1,133	8,758
Danaher Corp. (5)	995	137,718
DaVita, Inc. (2)	47	3,575
Denali Therapeutics, Inc. (2)	1,100	19,261
DENTSPLY SIRONA, Inc.	3,616	140,409
DexCom, Inc. (2)	473	127,365
Dicerna Pharmaceuticals, Inc. (2)	99	1,819
Dynavax Technologies Corp. (2)	672	2,372
Editas Medicine, Inc. (2)	653	12,949
Edwards Lifesciences Corp. (2)	287	54,134
Eiger BioPharmaceuticals, Inc. (2)	1,626	11,057
Elanco Animal Health, Inc. (2)	297	6,650
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	2,012	0
ElectroCore, Inc. (2)	600	570
Eli Lilly and Co. (5)	4,482	621,743
Eloxx Pharmaceuticals, Inc. (2)	727	1,425
Emergent BioSolutions, Inc. (2)	185	10,704
Encompass Health Corp.	1,943	124,410
Endo International PLC (2)	3,626	13,416
Envista Holdings Corp. (2)	616	9,203
Enzo Biochem, Inc. (2)	3,137	7,937
Epizyme, Inc. (2)	356	5,522
Esperion Therapeutics, Inc. (2)	580	18,287
Evofem Biosciences, Inc. (2)	265	1,410
Exact Sciences Corp. (2)	691	40,078
Exagen, Inc. (2)	367	5,850
Exelixis, Inc. (2)	2,018	34,750
Fate Therapeutics, Inc. (2)	423	9,395
Fennec Pharmaceuticals, Inc. (2)	530	3,148
Five Star Senior Living, Inc. (2)	1,043	2,900
Fortress Biotech, Inc. (2)	2,533	4,787
Fulcrum Therapeutics, Inc. (2)	381	4,549
G1 Therapeutics, Inc. (2)	103	1,135
GenMark Diagnostics, Inc. (2)	3,259	13,427
Gilead Sciences, Inc. (5)	11,735	877,309
Global Blood Therapeutics, Inc. (2)	40	2,044
Globus Medical, Inc. (2)	2,263	96,245
Haemonetics Corp. (2)	438	43,651
Hanger, Inc. (2)	204	3,178
HCA Healthcare, Inc.	3,507	315,104
HealthStream, Inc. (2)	804	19,256
Heron Therapeutics, Inc. (2)	110	1,291
Hill-Rom Holdings, Inc.	1,956	196,774
HMS Holdings Corp. (2)	238	6,014
Hologic, Inc. (2)	4,230	148,473
Homology Medicines, Inc. (2)	193	2,999
Hookipa Pharma, Inc. (2)	202	1,667
Horizon Therapeutics Plc (2)	875	25,918

Humana, Inc.	1,288	404,458
ICU Medical, Inc. (2)	386	77,883
Idera Pharmaceuticals, Inc. (2)	4,755	6,277
IDEXX Laboratories, Inc. (2)	344	83,331
Immunic, Inc. (2)	367	2,220
ImmunoGen, Inc. (2)	1,317	4,491
Incyte Corp. (2)	763	55,874
Inogen, Inc. (2)	80	4,133
Inovio Pharmaceuticals, Inc. (2)	737	5,483
Insmed, Inc. (2)	613	9,826
Inspire Medical Systems, Inc. (2)	35	2,110
Insulet Corp. (2)	321	53,183
Integer Holdings Corp. (2)	434	27,281
Intellia Therapeutics, Inc. (2)	107	1,309
Intercept Pharmaceuticals, Inc. (2)	104	6,548
Intra-Cellular Therapies, Inc. (2)	423	6,502
Invacare Corp.	310	2,303
Invitae Corp. (2)	409	5,591
Iovance Biotherapeutics, Inc. (2)	553	16,554
IQVIA Holdings, Inc. (2)	2,973	320,668
Jazz Pharmaceuticals PLC (2)	467	46,579
Johnson & Johnson (5)	11,461	1,502,881
Jounce Therapeutics, Inc. (2)	373	1,772
Kadmon Holdings, Inc. (2)	1,326	5,556
Kala Pharmaceuticals, Inc. (2)(3)	2,776	24,401
Kaleido Biosciences, Inc. (2)	478	2,940
Karyopharm Therapeutics, Inc. (2)	529	10,162
Kezar Life Sciences, Inc. (2)	790	3,444
Kiniksa Pharmaceuticals, Ltd. (2)	83	1,285
Kodiak Sciences, Inc. (2)	78	3,721
Kura Oncology, Inc. (2)	410	4,080
La Jolla Pharmaceutical Co. (2)	804	3,377
LHC Group, Inc. (2)	42	5,888
Liquidia Technologies, Inc. (2)	933	4,394
LivaNova PLC (2)	340	15,385
LogicBio Therapeutics, Inc. (2)	233	1,151
Luminex Corp.	122	3,359
Lumos Pharma, Inc. (2)	240	2,040
MacroGenics, Inc. (2)	1,075	6,257
Mallinckrodt PLC (2)(3)	631	1,249
MannKind Corp. (2)	1,550	1,597
Marinus Pharmaceuticals, Inc. (2)	1,854	3,764
Masimo Corp. (2)	1,199	212,367
McKesson Corp.	1,038	140,400
MEDNAX, Inc. (2)	445	5,180
Medtronic PLC (5)	12,952	1,168,011
Menlo Therapeutics, Inc. (2)	2,246	6,019
Merck & Co., Inc. (5)	17,249	1,327,138
Meridian Bioscience, Inc.	1,536	12,902
Mersana Therapeutics, Inc. (2)	1,271	7,410
Millendo Therapeutics, Inc. (2)	714	3,770
Minerva Neurosciences, Inc. (2)	712	4,286
Moderna, Inc. (2)	2,639	79,038
Molecular Templates, Inc. (2)	897	11,921
Molina Healthcare, Inc. (2)	114	15,927
Momenta Pharmaceuticals, Inc. (2)	527	14,334
Morphic Holding, Inc. (2)	234	3,435
Mustang Bio, Inc. (2)	618	1,656
Mylan NV (2)	5,523	82,348
NanoString Technologies, Inc. (2)	72	1,732
National Research Corp.	62	2,820
Natus Medical, Inc. (2)	908	21,002
Nektar Therapeutics (2)	558	9,960
Neogen Corp. (2)	1,285	86,082
Neon Therapeutics, Inc. (2)	3,312	8,744
Neurocrine Biosciences, Inc. (2)	865	74,866
Neuronetics, Inc. (2)	1,379	2,606
NGM Biopharmaceuticals, Inc. (2)	382	4,710
Novavax, Inc. (2)	411	5,581
Novocure, Ltd. (2)	320	21,549
Ocular Therapeutix, Inc. (2)	2,161	10,697
Odonate Therapeutics, Inc. (2)	169	4,666
Omeros Corp. (2)	660	8,824
Omnicell, Inc. (2)	356	23,346
Oncocyte Corp. (2)	905	2,217
Oncternal Therapeutics, Inc. (2)	766	2,244
OPKO Health, Inc. (2)	10,642	14,260
OptimizeRx Corp. (2)	295	2,673
Optinose, Inc. (2)	616	2,766
OraSure Technologies, Inc. (2)	2,191	23,575
Orthofix Medical, Inc. (2)	488	13,669

Osmotica Pharmaceuticals PLC (2)	1,812	5,762
Otonomy, Inc. (2)	2,774	5,465
Owens & Minor, Inc.	978	8,949
Pacira BioSciences, Inc. (2)	673	22,566
Paratek Pharmaceuticals, Inc. (2)	1,685	5,308
Perrigo Co. PLC	1,968	94,641
Pfizer, Inc. (5)	32,875	1,073,040
PhaseBio Pharmaceuticals, Inc. (2)	294	973
Phathom Pharmaceuticals, Inc. (2)	61	1,575
Phibro Animal Health Corp.	1,097	26,514
Pieris Pharmaceuticals, Inc. (2)	646	1,473
Portola Pharmaceuticals, Inc. (2)	181	1,291
PRA Health Sciences, Inc. (2)	1,239	102,887
Precigen, Inc. (2)	460	1,564
Precision BioSciences, Inc. (2)	425	2,563
Principia Biopharma, Inc. (2)	63	3,741
Progenics Pharmaceuticals, Inc. (2)	720	2,736
Protagonist Therapeutics, Inc. (2)	399	2,817
Prothena Corp. PLC (2)	262	2,803
Providence Service Corp./The (2)	54	2,964
Pulse Biosciences, Inc. (2)	186	1,332
Puma Biotechnology, Inc. (2)	929	7,841
Quest Diagnostics, Inc.	801	64,320
Quidel Corp. (2)	370	36,190
Radius Health, Inc. (2)	1,068	13,884
Reata Pharmaceuticals, Inc. (2)	50	7,217
Recro Pharma, Inc. (2)	1,922	15,703
Regeneron Pharmaceuticals, Inc. (2)	617	301,275
REGENXBIO, Inc. (2)	270	8,743
Replimune Group, Inc. (2)	148	1,476
ResMed, Inc.	204	30,047
resTORbio, Inc. (2)	230	237
Revance Therapeutics, Inc. (2)	1,118	16,546
Rhythm Pharmaceuticals, Inc. (2)	654	9,954
Rigel Pharmaceuticals, Inc. (2)	6,204	9,678
Rocket Pharmaceuticals, Inc. (2)	147	2,051
Rockwell Medical, Inc. (2)	2,020	4,141
RTI Surgical Holdings, Inc. (2)	1,486	2,541
Sangamo Therapeutics, Inc. (2)	1,323	8,428
Savara, Inc. (2)	744	1,577
Scholar Rock Holding Corp. (2)	472	5,716
scPharmaceuticals, Inc. (2)	356	2,634
SeaSpine Holdings Corp. (2)	679	5,547
Seattle Genetics, Inc. (2)	770	88,843
Select Medical Holdings Corp. (2)	499	7,485
Seres Therapeutics, Inc. (2)	741	2,645
SIGA Technologies, Inc. (2)	707	3,379
Solid Biosciences, Inc. (2)	783	1,871
Sorrento Therapeutics, Inc. (2)	623	1,146
Spectrum Pharmaceuticals, Inc. (2)	1,094	2,549
Spero Therapeutics, Inc. (2)	1,609	13,001
Stemline Therapeutics, Inc. (2)	1,120	5,421
STERIS PLC	707	98,959
Strongbridge Biopharma PLC (2)	2,214	4,184
Surface Oncology, Inc. (2)	568	1,062
Surgery Partners, Inc. (2)	755	4,930
Syndax Pharmaceuticals, Inc. (2)	231	2,534
Syneos Health, Inc. (2)	756	29,802
Synlogic, Inc. (2)	719	1,237
Tandem Diabetes Care, Inc. (2)	555	35,714
Teladoc Health, Inc. (2)	754	116,878
Tenet Healthcare Corp. (2)	1,316	18,950
TG Therapeutics, Inc. (2)	507	4,989
Theravance Biopharma, Inc. (2)	1,066	24,635
Thermo Fisher Scientific, Inc.	640	181,504
Tivity Health, Inc. (2)	11	69
Tocagen, Inc. (2)	3,013	3,676
Translate Bio, Inc. (2)	1,653	16,480
Twist Bioscience Corp. (2)	372	11,376
Ultragenyx Pharmaceutical, Inc. (2)	105	4,665
United Therapeutics Corp. (2)	747	70,834
UnitedHealth Group, Inc. (5)	3,534	881,309
UNITY Biotechnology, Inc. (2)	195	1,131
Utah Medical Products, Inc.	16	1,505
Vapotherm, Inc. (2)	205	3,860
Varian Medical Systems, Inc. (2)	653	67,037
Veeva Systems, Inc. (2)	943	147,457
Verrica Pharmaceuticals, Inc. (2)	467	5,104
Vertex Pharmaceuticals, Inc. (2)	2,750	654,363
ViewRay, Inc. (2)	793	1,983
Voyager Therapeutics, Inc. (2)	624	5,710

WaVe Life Sciences, Ltd. (2)	1,465	13,727
West Pharmaceutical Services, Inc.	235	35,779
X4 Pharmaceuticals, Inc. (2)	475	4,750
XBiotech, Inc. (2)	677	7,190
Xeris Pharmaceuticals, Inc. (2)	2,346	4,575
Zimmer Biomet Holdings, Inc.	3,760	380,061
Zoetis, Inc.	4,432	521,602
Zogenix, Inc. (2)	710	17,558
Zynerba Pharmaceuticals, Inc. (2)	2,438	9,338

		22,382,542

Industrials - 10.2%
Acacia Research Corp. (2)	6,305	13,997
ACCO Brands Corp.	2,569	12,973
Acuity Brands, Inc.	335	28,696
ADT, Inc.	3,172	13,703
Air Transport Services Group, Inc. (2)	388	7,093
Albany International Corp.	388	18,364
Allison Transmission Holdings, Inc.	8,380	273,272
AMERCO	38	11,041
Apogee Enterprises, Inc.	50	1,041
Applied Industrial Technologies, Inc.	221	10,104
ArcBest Corp.	1,722	30,169
Arcosa, Inc.	486	19,314
Armstrong Flooring, Inc. (2)	3,221	4,606
Armstrong World Industries, Inc.	929	73,781
ASGN, Inc. (2)	1,001	35,355
Atkore International Group, Inc. (2)	138	2,908
Atlas Air Worldwide Holdings, Inc. (2)	500	12,835
AZZ, Inc.	681	19,150
Barnes Group, Inc.	239	9,997
Barrett Business Services, Inc.	122	4,836
BG Staffing, Inc.	300	2,244
Blue Bird Corp. (2)	456	4,984
BlueLinx Holdings, Inc. (2)	197	975
BMC Stock Holdings, Inc. (2)	1,957	34,698
Builders FirstSource, Inc. (2)	1,444	17,660
BWX Technologies, Inc.	2,020	98,394
Carlisle Cos., Inc.	379	47,481
Casella Waste Systems, Inc. (2)	138	5,390
Caterpillar, Inc.	1,988	230,688
CBIZ, Inc. (2)	1,744	36,484
Charah Solutions, Inc. (2)	1,726	2,951
Cintas Corp.	850	147,237
Clean Harbors, Inc. (2)	149	7,650
Columbus McKinnon Corp./NY	266	6,650
Comfort Systems USA, Inc.	1,623	59,321
Commercial Vehicle Group, Inc. (2)	2,355	3,556
CompX International, Inc.	200	3,040
Concrete Pumping Holdings, Inc. (2)	898	2,568
Construction Partners, Inc. (2)	273	4,611
Copa Holdings SA	877	39,719
Copart, Inc. (2)	3,259	223,307
CoStar Group, Inc. (2)	299	175,576
CRA International, Inc.	320	10,691
Crane Co.	2,149	105,688
CSW Industrials, Inc.	165	10,700
CSX Corp. (5)	1,891	108,354
Cummins, Inc.	3,721	503,526
Curtiss-Wright Corp.	370	34,192
Delta Air Lines, Inc.	6,431	183,476
Deluxe Corp.	525	13,613
Donaldson Co., Inc.	349	13,482
Douglas Dynamics, Inc.	478	16,974
Dover Corp.	2,487	208,759
Ducommun, Inc. (2)	245	6,088
Eastern Co./The	66	1,287
Eaton Corp. PLC	9,859	765,946
Echo Global Logistics, Inc. (2)	158	2,699
EMCOR Group, Inc.	1,765	108,230
Emerson Electric Co.	13,127	625,502
Encore Wire Corp.	119	4,997
Ennis, Inc.	1,193	22,405
ESCO Technologies, Inc.	195	14,802
Expeditors International of Washington, Inc.	425	28,356
Exponent, Inc.	358	25,744
Fastenal Co.	2,548	79,625
Federal Signal Corp.	3,382	92,261
Fluor Corp.	2,130	14,718
Fortune Brands Home & Security, Inc.	1,941	83,948

Forward Air Corp.	343	17,373
FTI Consulting, Inc. (2)	1,377	164,923
Genco Shipping & Trading, Ltd.	739	4,744
Generac Holdings, Inc. (2)	182	16,957
GMS, Inc. (2)	461	7,252
Gorman-Rupp Co./The	201	6,273
GP Strategies Corp. (2)	192	1,250
Graco, Inc.	2,601	126,747
GrafTech International, Ltd.	677	5,497
Great Lakes Dredge & Dock Corp. (2)	970	8,051
Griffon Corp.	152	1,923
H&E Equipment Services, Inc.	147	2,158
HD Supply Holdings, Inc. (2)	3,084	87,678
Heartland Express, Inc.	1,290	23,955
Heidrick & Struggles International, Inc.	1,048	23,580
Herman Miller, Inc.	1,326	29,437
Hillenbrand, Inc.	204	3,898
HNI Corp.	1,425	35,896
Howmet Aerospace, Inc.	2,454	39,411
Hub Group, Inc. (2)	1,774	80,664
Hubbell, Inc.	857	98,332
Huntington Ingalls Industries, Inc.	665	121,170
Huron Consulting Group, Inc. (2)	506	22,952
IAA, Inc. (2)	192	5,752
ICF International, Inc.	438	30,091
IDEX Corp.	466	64,359
Illinois Tool Works, Inc.	125	17,765
Ingersoll Rand, Inc. (2)	7,092	175,882
ITT, Inc.	895	40,597
Jacobs Engineering Group, Inc.	3,335	264,365
JB Hunt Transport Services, Inc.	1,862	171,732
JetBlue Airways Corp. (2)	10,372	92,829
Johnson Controls International plc	8,040	216,758
Kadant, Inc.	113	8,435
Kansas City Southern	2,341	297,728
Kelly Services, Inc. - Class A	1,553	19,708
Kforce, Inc.	442	11,302
Kimball International, Inc. - Class B	2,417	28,786
Knoll, Inc.	533	5,501
Korn Ferry	2,072	50,391
L3Harris Technologies, Inc.	1,134	204,256
Landstar System, Inc.	1,355	129,890
Lawson Products, Inc./DE (2)	177	4,729
Lincoln Electric Holdings, Inc.	2,009	138,621
Lockheed Martin Corp.	2,100	711,795
Luxfer Holdings PLC	387	5,472
ManpowerGroup, Inc.	2,372	125,692
Marten Transport, Ltd.	1,488	30,534
Masco Corp.	7,068	244,341
Masonite International Corp. (2)	833	39,526
MasTec, Inc. (2)	217	7,102
Matson, Inc.	1,335	40,878
Maxar Technologies, Inc.	805	8,597
McGrath RentCorp	417	21,842
Miller Industries, Inc./TN	2,261	63,941
Moog, Inc.	1,051	53,107
MSC Industrial Direct Co., Inc.	1,808	99,386
Mueller Industries, Inc.	1,836	43,954
Mueller Water Products, Inc.	1,551	12,424
MYR Group, Inc. (2)	231	6,050
Navistar International Corp. (2)	536	8,839
NL Industries, Inc.	2,276	6,782
Nordson Corp.	462	62,402
Norfolk Southern Corp.	4,377	639,042
Northrop Grumman Corp.	2,158	652,903
Northwest Pipe Co. (2)	521	11,592
nVent Electric PLC	67	1,130
Old Dominion Freight Line, Inc.	1,684	221,042
Oshkosh Corp.	3,577	230,108
Owens Corning	1,332	51,695
PACCAR, Inc.	11,663	712,959
Parker-Hannifin Corp.	2,170	281,514
Parsons Corp. (2)	957	30,586
Patrick Industries, Inc.	108	3,041
PICO Holdings, Inc. (2)	1,674	13,024
Pitney Bowes, Inc.	9,881	20,157
Plug Power, Inc. (2)	2,019	7,147
Quad/Graphics, Inc.	2,342	5,902
Quanex Building Products Corp.	2,203	22,206
Quanta Services, Inc.	5,038	159,856
Radiant Logistics, Inc. (2)	880	3,406

Raytheon Co.	2,541	333,252
Raytheon Technologies Corp. (2)	3,490	329,212
Regal Beloit Corp.	355	22,347
Resources Connection, Inc.	2,374	26,043
Rexnord Corp.	5,639	127,836
Roadrunner Transportation Systems, Inc. (2)	563	1,436
Rush Enterprises, Inc.	1,484	47,369
Ryder System, Inc.	131	3,464
Saia, Inc. (2)	133	9,781
Schneider National, Inc.	638	12,339
SkyWest, Inc.	746	19,538
Southwest Airlines Co.	5,305	188,911
Spirit AeroSystems Holdings, Inc.	1,047	25,055
SPX Corp. (2)	335	10,934
Standex International Corp.	442	21,667
Steelcase, Inc. - Class A	2,149	21,211
Sterling Construction Co., Inc. (2)	598	5,681
Systemax, Inc.	563	9,982
Teledyne Technologies, Inc. (2)	615	182,821
Tennant Co.	268	15,531
Textron, Inc.	5,037	134,337
Thermon Group Holdings, Inc. (2)	1,203	18,129
Timken Co./The	4,281	138,448
Titan International, Inc.	616	955
Toro Co./The	3,032	197,353
TPI Composites, Inc. (2)	363	5,365
Trane Technologies PLC	7,495	619,012
TriMas Corp. (2)	1,946	44,953
Triton International, Ltd./Bermuda	2,831	73,238
TrueBlue, Inc. (2)	2,942	37,540
Tutor Perini Corp. (2)	403	2,708
Union Pacific Corp. (5)	6,118	862,883
United Airlines Holdings, Inc. (2)	1,096	34,579
United Rentals, Inc. (2)	3,089	317,858
Universal Forest Products, Inc.	240	8,926
Valmont Industries, Inc.	557	59,031
Vectrus, Inc. (2)	175	7,247
Veritiv Corp. (2)	309	2,429
Wabash National Corp.	2,702	19,508
Watts Water Technologies, Inc.	15	1,270
WESCO International, Inc. (2)	2,308	52,738
Woodward, Inc. (2)	835	49,632
WW Grainger, Inc.	945	234,833
XPO Logistics, Inc. (2)	1,864	90,870
YRC Worldwide, Inc. (2)	4,960	8,333

		16,850,639

Information Technology - 19.6%
A10 Networks, Inc. (2)	3,080	19,127
Accenture PLC (5)	5,301	865,441
ACI Worldwide, Inc. (2)	242	5,844
Adobe, Inc. (2)(5)	4,452	1,416,804
ADTRAN, Inc.	700	5,376
Agilysys, Inc. (2)	183	3,056
Akamai Technologies, Inc. (2)	1,858	169,988
Alliance Data Systems Corp.	649	21,839
Alpha & Omega Semiconductor, Ltd. (2)	496	3,179
Alteryx, Inc. (2)	13	1,237
Amdocs, Ltd.	1,057	58,103
American Software, Inc./GA	225	3,197
Amkor Technology, Inc. (2)	4,051	31,557
Anixter International, Inc. (2)	312	27,415
ANSYS, Inc. (2)	1,555	361,491
Apple, Inc. (5)	16,267	4,136,535
Applied Materials, Inc.	10,874	498,247
Arista Networks, Inc. (2)	174	35,244
Arlo Technologies, Inc. (2)	620	1,507
Arrow Electronics, Inc. (2)	2,395	124,229
Aspen Technology, Inc. (2)	907	86,228
AstroNova, Inc.	730	5,665
Autodesk, Inc. (2)	291	45,425
Avalara, Inc. (2)	216	16,114
Avaya Holdings Corp. (2)	2,660	21,519
Avid Technology, Inc. (2)	2,483	16,711
Avnet, Inc.	4,145	104,040
Axcelis Technologies, Inc. (2)	154	2,820
Bel Fuse, Inc.	262	2,552
Benchmark Electronics, Inc.	1,366	27,306
Black Knight, Inc. (2)	607	35,242
Booz Allen Hamilton Holding Corp.	3,875	265,980

Bottomline Technologies DE, Inc. (2)	562	20,597
Box, Inc. (2)	1,319	18,519
Broadcom, Inc. (5)	1,945	461,160
Cabot Microelectronics Corp.	265	30,247
CACI International, Inc. - Class A (2)	669	141,259
Cadence Design Systems, Inc. (2)	7,914	522,641
Calix, Inc. (2)	1,644	11,640
Cambium Networks Corp. (2)	2,549	14,274
CDK Global, Inc.	5,115	168,028
CDW Corp./DE	1,238	115,468
Cerence, Inc. (2)	541	8,331
Ceridian HCM Holding, Inc. (2)	249	12,467
ChannelAdvisor Corp. (2)	1,361	9,881
Ciena Corp. (2)	1,222	48,648
Cirrus Logic, Inc. (2)	379	24,874
Cisco Systems, Inc. (5)	27,240	1,070,804
Citrix Systems, Inc.	2,957	418,563
Clearfield, Inc. (2)	217	2,571
Cloudera, Inc. (2)	192	1,511
Cognizant Technology Solutions Corp.	1,267	58,877
CommScope Holding Co., Inc. (2)	1,809	16,480
CommVault Systems, Inc. (2)	902	36,513
Comtech Telecommunications Corp.	718	9,542
Conduent, Inc. (2)	1,300	3,185
CSG Systems International, Inc.	48	2,009
CTS Corp.	461	11,474
Dell Technologies, Inc. - Class C (2)	4,180	165,319
Diebold Nixdorf, Inc. (2)	1,902	6,695
Diodes, Inc. (2)	764	31,045
DocuSign, Inc. (2)	1,712	158,189
Dropbox, Inc. (2)	487	8,815
DXC Technology Co.	7,819	102,038
Dynatrace, Inc. (2)	4,359	103,919
EchoStar Corp. (2)	1,328	42,456
eGain Corp. (2)	601	4,405
Endurance International Group Holdings, Inc. (2)	1,635	3,156
Enphase Energy, Inc. (2)	388	12,529
Envestnet, Inc. (2)	19	1,022
EPAM Systems, Inc. (2)	409	75,935
ePlus, Inc. (2)	260	16,281
Euronet Worldwide, Inc. (2)	695	59,575
EVERTEC, Inc.	905	20,571
ExlService Holdings, Inc. (2)	133	6,920
F5 Networks, Inc. (2)	271	28,897
Fabrinet (2)	686	37,428
Fair Isaac Corp. (2)	380	116,922
Five9, Inc. (2)	355	27,143
FLIR Systems, Inc.	628	20,027
FormFactor, Inc. (2)	1,225	24,610
Fortinet, Inc. (2)	1,516	153,374
GTT Communications, Inc. (2)	381	3,029
Hackett Group, Inc./The	732	9,311
Harmonic, Inc. (2)	229	1,319
Hewlett Packard Enterprise Co.	39,839	386,837
HP, Inc.	37,035	642,928
Ichor Holdings, Ltd. (2)	346	6,629
Immersion Corp. (2)	410	2,198
Infinera Corp. (2)	986	5,226
Information Services Group, Inc. (2)	3,086	7,931
Insight Enterprises, Inc. (2)	707	29,786
Intel Corp. (5)	21,592	1,168,559
International Business Machines Corp. (5)	6,260	694,422
Intevac, Inc. (2)	616	2,519
Intuit, Inc. (5)	4,541	1,044,430
Itron, Inc. (2)	222	12,394
J2 Global, Inc.	1,392	104,191
Jabil, Inc.	4,591	112,847
Jack Henry & Associates, Inc.	751	116,585
Juniper Networks, Inc.	5,145	98,475
KBR, Inc.	1,783	36,872
Keysight Technologies, Inc. (2)	401	33,556
Kimball Electronics, Inc. (2)	795	8,681
KLA Corp.	2,077	298,548
KVH Industries, Inc. (2)	1,052	9,920
Lam Research Corp.	1,753	420,720
Lattice Semiconductor Corp. (2)	1,142	20,350
Leidos Holdings, Inc.	3,784	346,804
Lumentum Holdings, Inc. (2)	154	11,350
Majesco (2)	198	1,081
Manhattan Associates, Inc. (2)	121	6,028
ManTech International Corp./VA	120	8,720

Mastercard, Inc. (5)	5,957	1,438,973
Maxim Integrated Products, Inc.	7,370	358,256
MAXIMUS, Inc.	1,225	71,295
Methode Electronics, Inc.	716	18,924
Micron Technology, Inc. (2)	13,679	575,339
Microsoft Corp. (5)	30,386	4,792,176
MicroStrategy, Inc. (2)	457	53,972
Mitek Systems, Inc. (2)	2,186	17,226
MKS Instruments, Inc.	453	36,897
Model N, Inc. (2)	108	2,399
MoneyGram International, Inc. (2)	2,285	2,993
Monolithic Power Systems, Inc.	406	67,989
Motorola Solutions, Inc.	1,506	200,178
MTS Systems Corp.	435	9,788
National Instruments Corp.	2,175	71,949
NCR Corp. (2)	2,736	48,427
NeoPhotonics Corp. (2)	1,129	8,185
NetApp, Inc.	362	15,092
NIC, Inc.	2,513	57,799
NortonLifeLock, Inc.	7,276	136,134
Nuance Communications, Inc. (2)	3,831	64,284
NVE Corp.	154	8,013
NVIDIA Corp.	969	255,428
ON Semiconductor Corp. (2)	5,274	65,609
OneSpan, Inc. (2)	545	9,892
Oracle Corp. (5)	17,518	846,645
Paycom Software, Inc. (2)	639	129,084
Paylocity Holding Corp. (2)	235	20,755
PC Connection, Inc.	154	6,346
Pegasystems, Inc.	334	23,791
Perficient, Inc. (2)	42	1,138
Perspecta, Inc.	1,139	20,775
PFSweb, Inc. (2)	1,187	3,561
Photronics, Inc. (2)	3,077	31,570
Ping Identity Holding Corp. (2)	160	3,203
Plantronics, Inc.	360	3,622
Plexus Corp. (2)	759	41,411
Power Integrations, Inc.	153	13,514
Progress Software Corp.	1,585	50,720
QAD, Inc. - Class A	47	1,877
Qorvo, Inc. (2)	882	71,116
QUALCOMM, Inc.	5,295	358,207
Ribbon Communications, Inc. (2)	2,696	8,169
Rimini Street, Inc. (2)	790	3,231
RingCentral, Inc. - Class A (2)	459	97,267
Rosetta Stone, Inc. (2)	431	6,043
salesforce.com, Inc. (2)	610	87,828
Sanmina Corp. (2)	2,741	74,774
ScanSource, Inc. (2)	1,482	31,700
Science Applications International Corp.	1,138	84,929
Semtech Corp. (2)	585	21,938
ServiceNow, Inc. (2)	63	18,055
Skyworks Solutions, Inc.	3,274	292,630
SMART Global Holdings, Inc. (2)	1,377	33,461
SolarWinds Corp. (2)	897	14,056
Splunk, Inc. (2)	88	11,108
SPS Commerce, Inc. (2)	950	44,185
SS&C Technologies Holdings, Inc.	4,067	178,216
StarTek, Inc. (2)	247	929
Sykes Enterprises, Inc. (2)	654	17,736
Synaptics, Inc. (2)	123	7,118
Synchronoss Technologies, Inc. (2)	365	1,113
SYNNEX Corp.	364	26,608
Synopsys, Inc. (2)	3,754	483,478
Telaria, Inc. (2)	1,696	10,176
Telenav, Inc. (2)	1,226	5,296
Teradyne, Inc.	2,951	159,856
TESSCO Technologies, Inc.	883	4,318
Texas Instruments, Inc. (5)	10,448	1,044,069
TiVo Corp.	3,150	22,302
Trade Desk, Inc./The (2)	51	9,843
TTEC Holdings, Inc.	616	22,620
TTM Technologies, Inc. (2)	855	8,841
Twilio, Inc. (2)	47	4,206
Tyler Technologies, Inc. (2)	236	69,988
Unisys Corp. (2)	1,294	15,981
Verint Systems, Inc. (2)	1,089	46,827
Veritone, Inc. (2)	8,859	20,641
Viavi Solutions, Inc. (2)	7,904	88,604
VirnetX Holding Corp. (2)	1,568	8,577
Visa, Inc.	3,381	544,747

Western Digital Corp.	1,006	41,870
Western Union Co./The	334	6,055
Xerox Holdings Corp.	5,936	112,428
Xperi Corp.	863	12,004
Zebra Technologies Corp. - Class A (2)	419	76,928
Zscaler, Inc. (2)	36	2,191

		32,435,590

Materials - 2.8%
AdvanSix, Inc. (2)	703	6,707
Air Products and Chemicals, Inc.	2,180	435,150
Alcoa Corp. (2)	1,911	11,772
Amyris, Inc. (2)	2,092	5,356
Ardagh Group SA	531	6,298
Avery Dennison Corp.	244	24,856
Cabot Corp.	1,049	27,400
Celanese Corp.	1,172	86,013
CF Industries Holdings, Inc.	2,582	70,230
Cleveland-Cliffs, Inc.	1,639	6,474
Coeur Mining, Inc. (2)	419	1,345
Crown Holdings, Inc. (2)	1,031	59,839
Dow, Inc.	3,765	110,089
Eastman Chemical Co.	7,151	333,094
Ecolab, Inc.	1,921	299,349
FMC Corp.	1,200	98,028
FutureFuel Corp.	649	7,314
Graphic Packaging Holding Co.	5,967	72,797
Greif, Inc. - Class A	1,044	32,458
Hawkins, Inc.	171	6,088
Huntsman Corp.	1,123	16,205
Innospec, Inc.	297	20,639
International Paper Co.	17,551	546,363
Koppers Holdings, Inc. (2)	378	4,676
LSB Industries, Inc. (2)	908	1,907
LyondellBasell Industries NV (5)	9,876	490,146
Martin Marietta Materials, Inc.	117	22,140
Materion Corp.	364	12,744
Minerals Technologies, Inc.	875	31,728
NewMarket Corp.	28	10,720
Newmont Corp.	2,602	117,819
Novagold Resources, Inc. (2)	553	4,081
Nucor Corp.	5,677	204,486
Olympic Steel, Inc.	1,310	13,559
Orion Engineered Carbons SA	525	3,917
Packaging Corp. of America	15	1,302
PolyOne Corp.	2,012	38,168
PPG Industries, Inc.	4,977	416,077
Ramaco Resources, Inc. (2)	3,318	7,930
Reliance Steel & Aluminum Co.	2,401	210,304
Royal Gold, Inc.	498	43,680
RPM International, Inc.	1,927	114,657
Ryerson Holding Corp. (2)	629	3,346
Sherwin-Williams Co./The	37	17,002
Silgan Holdings, Inc.	2,618	75,974
Steel Dynamics, Inc.	5,061	114,075
Stepan Co.	876	77,491
SunCoke Energy, Inc.	2,448	9,425
Synalloy Corp. (2)	1,135	9,909
Trecora Resources (2)	1,561	9,288
Tredegar Corp.	1,670	26,102
Trinseo SA	965	17,476
UFP Technologies, Inc. (2)	140	5,333
United States Lime & Minerals, Inc.	243	17,946
US Concrete, Inc. (2)	406	7,365
Valvoline, Inc.	6,035	78,998
Warrior Met Coal, Inc.	1,420	15,080
Westrock Co.	5,292	149,552

		4,668,267

Real Estate Investment Trust - 3.2%
Agree Realty Corp.	630	38,997
Alexander & Baldwin, Inc.	2,196	24,639
Altisource Portfolio Solutions SA (2)	669	5,131
American Homes 4 Rent	7,840	181,888
American Tower Corp.	2,931	638,225
Apple Hospitality REIT, Inc.	298	2,733
AvalonBay Communities, Inc.	711	104,638
Bluerock Residential Growth REIT, Inc.	1,796	10,004
Camden Property Trust	400	31,696

CareTrust REIT, Inc.	113	1,671
CatchMark Timber Trust, Inc.	8,268	59,695
Clipper Realty, Inc.	2,259	11,702
Colony Capital, Inc.	11,373	19,903
CoreCivic, Inc.	568	6,345
CorePoint Lodging, Inc.	5,298	20,768
CoreSite Realty Corp.	348	40,333
Corporate Office Properties Trust	68	1,505
Cousins Properties, Inc.	163	4,771
CubeSmart	2,071	55,482
CyrusOne, Inc.	628	38,779
Diversified Healthcare Trust	2,608	9,467
EastGroup Properties, Inc.	282	29,463
Empire State Realty Trust, Inc.	694	6,218
Essex Property Trust, Inc.	3,312	729,435
Farmland Partners, Inc.	3,026	18,368
Forestar Group, Inc. (2)	591	6,117
Gaming and Leisure Properties, Inc.	1,067	29,567
GEO Group, Inc./The	1,082	13,157
Healthcare Realty Trust, Inc.	1,794	50,106
Healthcare Trust of America, Inc. - Class A	3,855	93,599
Hersha Hospitality Trust	694	2,485
Highwoods Properties, Inc.	3,978	140,901
Host Hotels & Resorts, Inc.	11,214	123,803
Hudson Pacific Properties, Inc.	3,219	81,634
Industrial Logistics Properties Trust	404	7,086
Investors Real Estate Trust	201	11,055
Iron Mountain, Inc.	213	5,069
Kilroy Realty Corp.	2,570	163,709
Lamar Advertising Co.	1,758	90,150
Lexington Realty Trust	3,178	31,558
Life Storage, Inc.	290	27,420
LTC Properties, Inc.	700	21,630
Macerich Co./The	2,386	13,433
Marcus & Millichap, Inc. (2)	35	949
Maui Land & Pineapple Co., Inc. (2)	1,397	15,269
National Health Investors, Inc.	232	11,489
National Storage Affiliates Trust	911	26,966
New Senior Investment Group, Inc.	4,487	11,487
Office Properties, Income Trust	606	16,514
Omega Healthcare Investors, Inc.	402	10,669
Paramount Group, Inc.	4,907	43,182
Physicians Realty Trust	5,870	81,828
Piedmont Office Realty Trust, Inc.	7,550	133,333
Prologis, Inc.	1,217	97,810
PS Business Parks, Inc.	1,149	155,712
Public Storage	1,177	233,764
Rafael Holdings, Inc. (2)	1,213	15,539
Rayonier, Inc.	66	1,554
RE/MAX Holdings, Inc.	266	5,831
Realogy Holdings Corp.	1,412	4,250
Redfin Corp. (2)	1,201	18,519
Regency Centers Corp.	427	16,410
Retail Properties of America, Inc.	8,081	41,779
RLJ Lodging Trust	563	4,346
Ryman Hospitality Properties, Inc.	115	4,123
Service Properties Trust	4,231	22,847
Simon Property Group, Inc.	6,345	348,087
St Joe Co./The (2)	1,808	30,338
Summit Hotel Properties, Inc.	618	2,608
Sunstone Hotel Investors, Inc.	300	2,613
Tanger Factory Outlet Centers, Inc. (3)	3,121	15,605
Tejon Ranch Co. (2)	335	4,710
Trinity Place Holdings, Inc. (2)	3,358	6,112
UDR, Inc.	21,567	788,058
Uniti Group, Inc.	2,627	15,841
Urstadt Biddle Properties, Inc.	2,121	29,906
VEREIT, Inc.	12,425	60,758
Xenia Hotels & Resorts, Inc.	4,927	50,748

		5,333,889
Utilities - 6.1%
AES Corp./The	6,237	84,823
Alliant Energy Corp.	15,462	746,660
American States Water Co.	1,503	122,855
American Water Works Co., Inc.	6,916	826,877
Artesian Resources Corp.	1,222	45,678
Atlantic Power Corp. (2)	8,848	18,935
Atmos Energy Corp.	4,819	478,189
Cadiz, Inc. (2)	987	11,518
Chesapeake Utilities Corp.	1,666	142,793

Consolidated Water Co., Ltd.	2,587	42,427
Entergy Corp.	4,112	386,405
Evergy, Inc.	11,310	622,616
FirstEnergy Corp.	23,471	940,483
Global Water Resources, Inc.	1,320	13,451
IDACORP, Inc.	679	59,609
MDU Resources Group, Inc.	13,199	283,779
MGE Energy, Inc.	334	21,867
National Fuel Gas Co.	1,318	49,148
NextEra Energy, Inc.	2,403	578,210
NorthWestern Corp.	8,923	533,863
NRG Energy, Inc.	11,908	324,612
ONE Gas, Inc.	3,898	325,951
PG&E Corp. (2)	1,530	13,755
Portland General Electric Co.	11,865	568,808
PPL Corp.	21,811	538,295
Public Service Enterprise Group, Inc.	1,386	62,245
Pure Cycle Corp. (2)	3,083	34,375
RGC Resources, Inc.	302	8,737
SJW Group	972	56,152
Southern Co./The	17,658	956,004
Southwest Gas Holdings, Inc.	81	5,634
TerraForm Power, Inc.	372	5,866
UGI Corp.	5,996	159,913
Unitil Corp.	1,879	98,309
Vistra Energy Corp.	1,497	23,892
Xcel Energy, Inc.	12,939	780,222
York Water Co./The	1,435	62,329

		10,035,285

Total Common Stocks - Long	(Cost $ 162,536,993)	151,740,284

Money Market Registered Investment Companies - 1.6%
Meeder Institutional Prime Money Market Fund, 0.75% (6)	2,682,051	2,679,638
Morgan Stanley Government Institutional Fund, 0.25% (4)	33,319	33,319

Total Money Market Registered Investment Companies	(Cost $ 2,712,416)	2,712,957

Total Investments - Long - 93.2%	(Cost $ 165,249,409)	154,453,241

Total Securities Sold Short - (32.3%)	(Proceeds Received $ 69,090,226)	(53,478,382)

Other Assets less Liabilities - 39.1%		64,848,297

Total Net Assets - 100.0%		165,823,156

Common Stocks - Short - (32.3%)
Communication Services - (0.5%)
AMC Networks, Inc. (2)	(323)	(7,852)
Boingo Wireless, Inc. (2)	(139)	(1,475)
Boston Omaha Corp. (2)	(700)	(12,677)
Central European Media Enterprises, Ltd. (2)	(15,082)	(47,207)
Cinemark Holdings, Inc.	(140)	(1,427)
Daily Journal Corp. (2)	(73)	(16,666)
DISH Network Corp. (2)	(5,109)	(102,129)
EverQuote, Inc. (2)	(41)	(1,076)
EW Scripps Co./The	(656)	(4,946)
GCI Liberty, Inc. - Class A (2)	(730)	(41,588)
Liberty Broadband Corp. - Class C (2)	(2,178)	(241,148)
Liberty Latin America, Ltd. - Class C (2)	(2,135)	(21,905)
Loral Space & Communications, Inc. (2)	(721)	(11,716)
Match Group, Inc. (2)	(2,013)	(132,939)
Reading International, Inc. (2)	(3,255)	(12,662)
TechTarget, Inc. (2)	(58)	(1,195)
TripAdvisor, Inc.	(1,110)	(19,303)
Twitter, Inc. (2)	(1,991)	(48,899)
ViacomCBS, Inc.	(966)	(17,224)
World Wrestling Entertainment, Inc.	(538)	(18,254)
Zillow Group, Inc. (2)	(3,420)	(123,188)

		(885,476)

Consumer Discretionary - (1.2%)
At Home Group, Inc. (2)	(203)	(410)
AutoNation, Inc. (2)	(897)	(25,170)
Bluegreen Vacations Corp.	(5,143)	(29,727)

Boot Barn Holdings, Inc. (2)	(626)	(8,094)
Buckle, Inc./The	(209)	(2,865)
Caesars Entertainment Corp. (2)	(19,459)	(131,543)
Callaway Golf Co.	(936)	(9,566)
CarMax, Inc. (2)	(4,305)	(231,738)
Carrols Restaurant Group, Inc. (2)	(1,008)	(1,835)
Century Casinos, Inc. (2)	(3,504)	(8,445)
Century Communities, Inc. (2)	(1,047)	(15,192)
Cheesecake Factory, Inc./The	(808)	(13,801)
Chegg, Inc. (2)	(1,183)	(42,328)
Children's Place, Inc./The	(196)	(3,834)
Choice Hotels International, Inc.	(51)	(3,124)
Chuy's Holdings, Inc. (2)	(2,701)	(27,199)
Clarus Corp.	(400)	(3,920)
Collectors Universe, Inc.	(63)	(987)
Conn's, Inc. (2)	(635)	(2,654)
Cooper Tire & Rubber Co.	(80)	(1,304)
Cooper-Standard Holdings, Inc. (2)	(662)	(6,799)
Culp, Inc.	(234)	(1,722)
Dave & Buster's Entertainment, Inc.	(783)	(10,242)
Dollar Tree, Inc. (2)	(499)	(36,662)
Dorman Products, Inc. (2)	(568)	(31,393)
Drive Shack, Inc. (2)	(943)	(1,433)
Duluth Holdings, Inc. (2)	(587)	(2,354)
Eldorado Resorts, Inc. (2)	(1,761)	(25,358)
Five Below, Inc. (2)	(142)	(9,994)
Floor & Decor Holdings, Inc. (2)	(71)	(2,278)
Fox Factory Holding Corp. (2)	(68)	(2,856)
Funko, Inc. (2)	(249)	(994)
Gentherm, Inc. (2)	(790)	(24,806)
G-III Apparel Group, Ltd. (2)	(797)	(6,137)
Goodyear Tire & Rubber Co./The	(719)	(4,185)
GoPro, Inc. (2)	(2,946)	(7,719)
Grand Canyon Education, Inc. (2)	(367)	(27,997)
Green Brick Partners, Inc. (2)	(396)	(3,188)
Group 1 Automotive, Inc.	(174)	(7,701)
Guess?, Inc.	(853)	(5,775)
Hamilton Beach Brands Holding Co. - Class A	(970)	(9,225)
Hanesbrands, Inc.	(8,536)	(67,178)
Hasbro, Inc.	(1,470)	(105,179)
Hooker Furniture Corp.	(651)	(10,162)
iRobot Corp. (2)	(308)	(12,597)
Kontoor Brands, Inc.	(236)	(4,524)
LCI Industries	(188)	(12,564)
LGI Homes, Inc. (2)	(316)	(14,267)
Lindblad Expeditions Holdings, Inc. (2)	(952)	(3,970)
Lithia Motors, Inc.	(15)	(1,227)
Lovesac Co./The (2)	(216)	(1,259)
Macy's, Inc.	(2,770)	(13,601)
Marine Products Corp.	(1,477)	(11,934)
MarineMax, Inc. (2)	(293)	(3,053)
Mattel, Inc. (2)	(10,505)	(92,549)
Modine Manufacturing Co. (2)	(881)	(2,863)
Monro, Inc.	(898)	(39,341)
Motorcar Parts of America, Inc. (2)	(2,511)	(31,588)
Movado Group, Inc.	(543)	(6,418)
National Vision Holdings, Inc. (2)	(773)	(15,012)
Noodles & Co. (2)	(901)	(4,244)
Nordstrom, Inc.	(696)	(10,677)
Ollie's Bargain Outlet Holdings, Inc. (2)	(2,056)	(95,275)
OneSpaWorld Holdings, Ltd.	(2,771)	(11,250)
Oxford Industries, Inc.	(1,969)	(71,396)
Papa John's International, Inc.	(138)	(7,365)
Penske Automotive Group, Inc.	(1,908)	(53,424)
Red Robin Gourmet Burgers, Inc. (2)	(937)	(7,983)
Regis Corp. (2)	(2,667)	(15,762)
Royal Caribbean Cruises, Ltd.	(1,785)	(57,423)
Service Corp. International/US	(1,443)	(56,436)
ServiceMaster Global Holdings, Inc. (2)	(464)	(12,528)
Shake Shack, Inc. (2)	(908)	(34,268)
Shoe Carnival, Inc.	(567)	(11,777)
Shutterstock, Inc.	(42)	(1,351)
Sonic Automotive, Inc.	(276)	(3,665)
Sturm Ruger & Co., Inc.	(120)	(6,109)
Taylor Morrison Home Corp. (2)	(1,300)	(14,300)
Tupperware Brands Corp.	(919)	(1,489)
Under Armour, Inc. - Class A (2)	(19,635)	(180,838)
Universal Electronics, Inc. (2)	(33)	(1,266)
VF Corp.	(889)	(48,077)
Vince Holding Corp. (2)	(252)	(978)
Visteon Corp. (2)	(310)	(14,874)
Wayfair, Inc. (2)	(593)	(31,690)
YETI Holdings, Inc. (2)	(744)	(14,523)
ZAGG, Inc. (2)	(305)	(949)

		(2,011,757)

Consumer Staples - (1.9%)
Andersons, Inc./The	(523)	(9,806)
Beyond Meat, Inc. (2)	(1,148)	(76,457)
Calavo Growers, Inc.	(822)	(47,421)
Cal-Maine Foods, Inc.	(2,762)	(121,473)
Chefs' Warehouse, Inc./The (2)	(678)	(6,827)
Church & Dwight Co., Inc.	(12,406)	(796,217)
Clorox Co./The	(2,664)	(461,538)
Colgate-Palmolive Co.	(5,013)	(332,663)
Energizer Holdings, Inc.	(431)	(13,038)
Farmer Bros Co. (2)	(628)	(4,371)
Grocery Outlet Holding Corp. (2)	(1,667)	(57,245)
Hain Celestial Group, Inc./The (2)	(684)	(17,763)
Hormel Foods Corp.	(4,415)	(205,916)
Hostess Brands, Inc. (2)	(562)	(5,991)
Ingles Markets, Inc.	(82)	(2,965)
Inter Parfums, Inc.	(78)	(3,615)
J&J Snack Foods Corp.	(1,246)	(150,766)
Kraft Heinz Co./The	(6,753)	(167,069)
Lancaster Colony Corp.	(444)	(64,220)
Landec Corp. (2)	(1,528)	(13,278)
Limoneira Co.	(2,305)	(30,196)
Natural Grocers by Vitamin Cottage, Inc.	(179)	(1,523)
Post Holdings, Inc. (2)	(426)	(35,345)
Sanderson Farms, Inc.	(260)	(32,063)
Seaboard Corp.	(18)	(50,630)
Simply Good Foods Co./The (2)	(788)	(15,177)
Tootsie Roll Industries, Inc.	(3,393)	(122,012)
US Foods Holding Corp. (2)	(534)	(9,457)
Village Super Market, Inc.	(585)	(14,379)
WD-40 Co.	(1,156)	(232,183)
Weis Markets, Inc.	(195)	(8,124)

		(3,109,728)

Energy - (0.2%)
Apergy Corp. (2)	(973)	(5,595)
Arch Coal, Inc. - Class A	(60)	(1,734)
Archrock, Inc.	(2,582)	(9,708)
Berry Corp.	(473)	(1,140)
Bonanza Creek Energy, Inc. (2)	(994)	(11,183)
Diamond S Shipping, Inc. (2)	(340)	(4,015)
Diamondback Energy, Inc.	(2,794)	(73,203)
DMC Global, Inc.	(307)	(7,064)
Dorian LPG, Ltd. (2)	(2,113)	(18,404)
Dril-Quip, Inc. (2)	(162)	(4,941)
Earthstone Energy, Inc. (2)	(2,663)	(4,687)
Equitrans Midstream Corp.	(688)	(3,461)
Evolution Petroleum Corp.	(3,623)	(9,456)
Geospace Technologies Corp. (2)	(789)	(5,050)
Goodrich Petroleum Corp. (2)	(474)	(2,019)
Helix Energy Solutions Group, Inc. (2)	(574)	(941)
Independence Contract Drilling, Inc. (2)	(815)	(1,141)
Magnolia Oil & Gas Corp. (2)	(3,744)	(14,976)
Mammoth Energy Services, Inc.	(2,141)	(1,603)
Matador Resources Co. (2)	(3,179)	(7,884)
Matrix Service Co. (2)	(162)	(1,534)
McDermott International, Inc. (2)	(4)	0
Murphy Oil Corp.	(4,727)	(28,977)
NACCO Industries, Inc.	(416)	(11,640)
Oasis Petroleum, Inc. (2)	(5,231)	(1,831)
Penn Virginia Corp. (2)	(5,615)	(17,350)
ProPetro Holding Corp. (2)	(3,111)	(7,778)
Ring Energy, Inc. (2)	(3,817)	(2,514)
Select Energy Services, Inc. (2)	(796)	(2,571)
SFL Corp., Ltd.	(1,799)	(17,037)
SilverBow Resources, Inc. (2)	(597)	(1,475)
SM Energy Co.	(891)	(1,087)
Smart Sand, Inc. (2)	(4,205)	(4,373)
Solaris Oilfield Infrastructure, Inc.	(1,670)	(8,768)
Talos Energy, Inc. (2)	(1,716)	(9,867)
Targa Resources Corp.	(2,905)	(20,074)
Tidewater, Inc. (2)	(313)	(2,216)

		(327,297)

Financials - (9.1%)
Aflac, Inc.	(1,594)	(54,579)
AG Mortgage Investment Trust, Inc.	(4,450)	(12,193)
Allegiance Bancshares, Inc.	(2,040)	(49,184)
Ambac Financial Group, Inc. (2)	(1,534)	(18,930)
Amerant Bancorp, Inc. (2)	(984)	(15,144)
Ameris Bancorp	(8,597)	(204,265)
AMERISAFE, Inc.	(355)	(22,887)
Annaly Capital Management, Inc.	(91,453)	(463,667)
Apollo Commercial Real Estate Finance, Inc.	(4,242)	(31,476)
Argo Group International Holdings, Ltd.	(810)	(30,019)
Arlington Asset Investment Corp.	(468)	(1,025)
ARMOUR Residential REIT, Inc.	(16,116)	(141,982)
Assetmark Financial Holdings, Inc. (2)	(2,227)	(45,409)
Associated Capital Group, Inc.	(565)	(17,289)
Assured Guaranty, Ltd.	(288)	(7,428)
Axos Financial, Inc. (2)	(4,548)	(82,455)
Banc of California, Inc.	(8,059)	(64,472)
Banco Latinoamericano de Comercio Exterior SA	(407)	(4,196)
Bank of Hawaii Corp.	(436)	(24,085)
Bank of Marin Bancorp	(876)	(26,280)
Bank of Princeton/The	(686)	(15,950)
Bank OZK	(2,961)	(49,449)
Bankwell Financial Group, Inc.	(592)	(9,034)
Banner Corp.	(1,896)	(62,644)
Berkshire Hills Bancorp, Inc.	(1,670)	(24,816)
BlackRock, Inc.	(2,067)	(909,418)
Blackstone Mortgage Trust, Inc.	(4,117)	(76,659)
Blucora, Inc. (2)	(396)	(4,772)
BOK Financial Corp.	(4,576)	(194,755)
Bridge Bancorp, Inc.	(1,081)	(22,874)
Brighthouse Financial, Inc. (2)	(2,325)	(56,195)
Brookline Bancorp, Inc.	(278)	(3,136)
BRP Group, Inc. (2)	(418)	(4,410)
Cadence BanCorp	(618)	(4,048)
Capitol Federal Financial, Inc.	(3,632)	(42,168)
Capstead Mortgage Corp.	(16,112)	(67,670)
Carter Bank & Trust	(479)	(4,397)
CBTX, Inc.	(1,947)	(34,598)
CenterState Bank Corp.	(2,869)	(49,433)
Central Pacific Financial Corp.	(2,923)	(46,476)
Century Bancorp, Inc./MA	(56)	(3,485)
Cherry Hill Mortgage Investment Corp.	(1,458)	(9,040)
Citizens, Inc./TX (2)	(1,978)	(12,897)
City Holding Co.	(1,977)	(131,530)
CME Group, Inc.	(4,268)	(737,980)
Colony Credit Real Estate, Inc.	(20,414)	(80,431)
Columbia Banking System, Inc.	(4,455)	(119,394)
Commerce Bancshares, Inc./MO	(5,399)	(271,840)
Community Bank System, Inc.	(5,539)	(325,693)
Cowen, Inc.	(4,774)	(46,117)
Credit Acceptance Corp. (2)	(428)	(109,435)
CrossFirst Bankshares, Inc. (2)	(199)	(1,672)
Cullen/Frost Bankers, Inc.	(4,735)	(264,166)
Curo Group Holdings Corp.	(506)	(2,682)
Customers Bancorp, Inc. (2)	(1,599)	(17,477)
CVB Financial Corp.	(7,199)	(144,340)
Dime Community Bancshares, Inc.	(1,256)	(17,220)
Eagle Bancorp, Inc.	(2,947)	(89,029)
Encore Capital Group, Inc. (2)	(69)	(1,613)
Enova International, Inc. (2)	(412)	(5,970)
Enstar Group, Ltd. (2)	(1,163)	(184,975)
Equity Bancshares, Inc. (2)	(1,715)	(29,584)
Erie Indemnity Co.	(1,148)	(170,180)
Exantas Capital Corp.	(1,722)	(4,753)
EZCORP, Inc. - Class A (2)	(2,270)	(9,466)
FactSet Research Systems, Inc.	(974)	(253,902)
Farmers & Merchants Bancorp, Inc./Archbold OH	(749)	(19,407)
FBL Financial Group, Inc.	(648)	(30,242)
First Community Bankshares, Inc.	(766)	(17,848)
First Financial Bancorp	(15,150)	(225,887)
First Financial Bankshares, Inc.	(13,458)	(361,213)
First Mid Bancshares, Inc.	(580)	(13,769)
First Midwest Bancorp, Inc./IL	(1,522)	(20,144)
First Republic Bank/CA	(9,079)	(747,020)
Flushing Financial Corp.	(2,759)	(36,860)
Franklin Resources, Inc.	(1,954)	(32,612)
FVCBankcorp, Inc. (2)	(912)	(12,148)
GAMCO Investors, Inc.	(651)	(7,154)
Glacier Bancorp, Inc.	(11,839)	(402,585)

Goldman Sachs Group, Inc./The	(4,853)	(750,225)
Goosehead Insurance, Inc. (2)	(586)	(26,153)
Granite Point Mortgage Trust, Inc.	(32,155)	(163,026)
Great Western Bancorp, Inc.	(2,239)	(45,855)
Green Dot Corp. (2)	(354)	(8,988)
Greenhill & Co., Inc.	(205)	(2,017)
Hanmi Financial Corp.	(1,357)	(14,723)
HarborOne Bancorp, Inc. (2)	(13,268)	(99,908)
HCI Group, Inc.	(300)	(12,075)
Heritage Financial Corp./WA	(12,922)	(258,440)
Heritage Insurance Holdings, Inc.	(534)	(5,719)
Hingham Institution For Savings The	(17)	(2,465)
Home BancShares, Inc./AR	(646)	(7,746)
Howard Bancorp, Inc. (2)	(1,345)	(14,607)
Independence Holding Co.	(300)	(7,668)
Independent Bank Corp.	(107)	(6,888)
Interactive Brokers Group, Inc.	(747)	(32,248)
Intercontinental Exchange, Inc.	(600)	(48,450)
Kearny Financial Corp./MD	(11,766)	(101,070)
KKR Real Estate Finance Trust, Inc.	(451)	(6,770)
Lakeland Financial Corp.	(4,944)	(181,692)
LendingTree, Inc. (2)	(234)	(42,913)
Level One Bancorp, Inc.	(146)	(2,628)
Lincoln National Corp.	(229)	(6,027)
Live Oak Bancshares, Inc.	(5,730)	(71,453)
Loews Corp.	(6,826)	(237,750)
Malvern Bancorp, Inc. (2)	(210)	(2,573)
Marlin Business Services Corp.	(2,114)	(23,613)
MBIA, Inc. (2)	(6,526)	(46,596)
Merchants Bancorp/IN	(1,538)	(23,347)
Morningstar, Inc.	(211)	(24,529)
National Bank Holdings Corp.	(889)	(21,247)
NBT Bancorp, Inc.	(3,478)	(112,652)
New York Community Bancorp, Inc.	(8,431)	(79,167)
Northfield Bancorp, Inc.	(1,580)	(17,680)
Northwest Bancshares, Inc.	(45,266)	(523,728)
On Deck Capital, Inc. (2)	(8,128)	(12,517)
Origin Bancorp, Inc.	(2,788)	(56,457)
Pacific Mercantile Bancorp (2)	(4,367)	(20,569)
Palomar Holdings, Inc. (2)	(367)	(21,345)
PennyMac Mortgage Investment Trust	(1,340)	(14,231)
People's United Financial, Inc.	(30,083)	(332,417)
PRA Group, Inc. (2)	(641)	(17,769)
Primerica, Inc.	(13)	(1,150)
ProAssurance Corp.	(445)	(11,125)
Prosperity Bancshares, Inc.	(4,145)	(199,996)
Provident Financial Services, Inc.	(10,326)	(132,792)
Redwood Trust, Inc.	(32,119)	(162,522)
Reliant Bancorp, Inc.	(855)	(9,636)
Republic First Bancorp, Inc. (2)	(6,314)	(13,828)
RLI Corp.	(365)	(32,094)
S&T Bancorp, Inc.	(6,992)	(191,021)
Safeguard Scientifics, Inc.	(640)	(3,552)
Sandy Spring Bancorp, Inc.	(1,900)	(43,016)
Selective Insurance Group, Inc.	(250)	(12,425)
ServisFirst Bancshares, Inc.	(2,476)	(72,596)
Silvergate Capital Corp. (2)	(513)	(4,894)
South State Corp.	(281)	(16,503)
Southside Bancshares, Inc.	(6,656)	(202,276)
State Auto Financial Corp.	(4,824)	(134,059)
Sterling Bancorp, Inc./MI	(547)	(2,352)
TCF Financial Corp.	(7,439)	(168,568)
TD Ameritrade Holding Corp.	(150)	(5,199)
Texas Capital Bancshares, Inc. (2)	(3,500)	(77,595)
TFS Financial Corp.	(16,272)	(248,473)
Tompkins Financial Corp.	(74)	(5,313)
TriState Capital Holdings, Inc. (2)	(5,149)	(49,791)
Trupanion, Inc. (2)	(1,869)	(48,650)
Trustmark Corp.	(4,096)	(95,437)
UMB Financial Corp.	(1,956)	(90,719)
United Bankshares, Inc./WV	(17,747)	(409,601)
United Fire Group, Inc.	(1,577)	(51,426)
United Insurance Holdings Corp.	(3,772)	(34,853)
Universal Insurance Holdings, Inc.	(1,175)	(21,056)
Virtu Financial, Inc.	(3,553)	(73,973)
Voya Financial, Inc.	(10,689)	(433,439)
Waddell & Reed Financial, Inc.	(2,449)	(27,870)
Washington Trust Bancorp, Inc.	(294)	(10,749)
Webster Financial Corp.	(4,102)	(93,936)
WesBanco, Inc.	(3,727)	(88,330)
Westamerica BanCorp	(3,906)	(229,595)
Wintrust Financial Corp.	(3,873)	(127,267)
WisdomTree Investments, Inc.	(3,966)	(9,241)
World Acceptance Corp. (2)	(622)	(33,967)
WSFS Financial Corp.	(1,712)	(42,663)

		(15,203,116)

Healthcare - (1.3%)
89bio, Inc. (2)	(533)	(13,458)
Acadia Healthcare Co., Inc. (2)	(2,964)	(54,389)
Accelerate Diagnostics, Inc. (2)	(549)	(4,573)
Adaptive Biotechnologies Corp. (2)	(1,408)	(39,114)
Aimmune Therapeutics, Inc. (2)	(2,341)	(33,757)
Akorn, Inc. (2)	(10,930)	(6,134)
Allakos, Inc. (2)	(47)	(2,091)
Alphatec Holdings, Inc. (2)	(803)	(2,770)
American Renal Associates Holdings, Inc. (2)	(143)	(945)
Anika Therapeutics, Inc. (2)	(1,354)	(39,144)
Applied Therapeutics, Inc. (2)	(48)	(1,569)
Apyx Medical Corp. (2)	(1,444)	(5,184)
Arrowhead Pharmaceuticals, Inc. (2)	(380)	(10,933)
Avid Bioservices, Inc. (2)	(1,380)	(7,052)
Axonics Modulation Technologies, Inc. (2)	(617)	(15,678)
Biohaven Pharmaceutical Holding Co., Ltd. (2)	(1,116)	(37,977)
BioLife Solutions, Inc. (2)	(119)	(1,131)
BioSpecifics Technologies Corp. (2)	(166)	(9,391)
BioTelemetry, Inc. (2)	(632)	(24,338)
Cabaletta Bio, Inc. (2)	(957)	(6,986)
Cantel Medical Corp.	(704)	(25,274)
Castle Biosciences, Inc. (2)	(77)	(2,295)
Castlight Health, Inc. (2)	(4,297)	(3,107)
ChromaDex Corp. (2)	(539)	(1,757)
Codexis, Inc. (2)	(4,599)	(51,325)
Constellation Pharmaceuticals, Inc. (2)	(40)	(1,257)
CorVel Corp. (2)	(320)	(17,443)
Covetrus, Inc. (2)	(2,000)	(16,280)
CryoLife, Inc. (2)	(1,129)	(19,103)
CryoPort, Inc. (2)	(1,232)	(21,030)
Cutera, Inc. (2)	(449)	(5,864)
Deciphera Pharmaceuticals, Inc. (2)	(126)	(5,187)
Eagle Pharmaceuticals, Inc./DE (2)	(432)	(19,872)
Eidos Therapeutics, Inc. (2)	(145)	(7,104)
Enanta Pharmaceuticals, Inc. (2)	(173)	(8,897)
Ensign Group, Inc./The	(97)	(3,648)
Evolent Health, Inc. (2)	(437)	(2,373)
FibroGen, Inc. (2)	(3,401)	(118,185)
Flexion Therapeutics, Inc. (2)	(692)	(5,446)
Fluidigm Corp. (2)	(2,865)	(7,277)
Frequency Therapeutics, Inc. (2)	(273)	(4,862)
Galera Therapeutics, Inc. (2)	(1,123)	(10,669)
Geron Corp. (2)	(1,782)	(2,121)
Glaukos Corp. (2)	(256)	(7,900)
Guardant Health, Inc. (2)	(264)	(18,374)
Health Catalyst, Inc. (2)	(671)	(17,547)
HealthEquity, Inc. (2)	(384)	(19,427)
Henry Schein, Inc. (2)	(3,935)	(198,796)
Heska Corp. (2)	(175)	(9,678)
IGM Biosciences, Inc. (2)	(61)	(3,425)
Illumina, Inc. (2)	(1,380)	(376,906)
Immunomedics, Inc. (2)	(135)	(1,820)
Innoviva, Inc. (2)	(2,915)	(34,280)
Inovalon Holdings, Inc. (2)	(1,155)	(19,242)
IntriCon Corp. (2)	(205)	(2,413)
Ionis Pharmaceuticals, Inc. (2)	(272)	(12,860)
iRadimed Corp. (2)	(76)	(1,623)
iRhythm Technologies, Inc. (2)	(175)	(14,236)
Ironwood Pharmaceuticals, Inc. (2)	(200)	(2,018)
Karuna Therapeutics, Inc. (2)	(16)	(1,152)
Krystal Biotech, Inc. (2)	(117)	(5,059)
LeMaitre Vascular, Inc.	(209)	(5,208)
Ligand Pharmaceuticals, Inc. (2)	(367)	(26,688)
Magenta Therapeutics, Inc. (2)	(149)	(936)
MediciNova, Inc. (2)	(574)	(2,135)
MEI Pharma, Inc. (2)	(5,270)	(8,485)
Merit Medical Systems, Inc. (2)	(219)	(6,844)
Mesa Laboratories, Inc.	(114)	(25,774)
Neogen Corp. (2)	(2,831)	(189,649)
NextGen Healthcare, Inc. (2)	(2,111)	(22,039)
Option Care Health, Inc. (2)	(2,341)	(22,169)
Pacific Biosciences of California, Inc. (2)	(2,302)	(7,044)
Penumbra, Inc. (2)	(71)	(11,454)

PetIQ, Inc. (2)	(549)	(12,753)
Pfenex, Inc. (2)	(148)	(1,305)
Phreesia, Inc. (2)	(294)	(6,183)
Quanterix Corp. (2)	(564)	(10,361)
RadNet, Inc. (2)	(92)	(967)
Repligen Corp. (2)	(149)	(14,384)
Sage Therapeutics, Inc. (2)	(1,886)	(54,166)
Shockwave Medical, Inc. (2)	(1,752)	(58,131)
Sientra, Inc. (2)	(841)	(1,674)
Silk Road Medical, Inc. (2)	(407)	(12,812)
Simulations Plus, Inc.	(187)	(6,530)
STAAR Surgical Co. (2)	(38)	(1,226)
Supernus Pharmaceuticals, Inc. (2)	(317)	(5,703)
Surmodics, Inc. (2)	(1,140)	(37,985)
Tabula Rasa HealthCare, Inc. (2)	(529)	(27,661)
Tactile Systems Technology, Inc. (2)	(373)	(14,980)
Tivity Health, Inc. (2)	(807)	(5,076)
TransMedics Group, Inc. (2)	(662)	(7,997)
Triple-S Management Corp. (2)	(328)	(4,625)
Turning Point Therapeutics, Inc. (2)	(51)	(2,278)
UroGen Pharma, Ltd. (2)	(64)	(1,142)
US Physical Therapy, Inc.	(192)	(13,248)
Vanda Pharmaceuticals, Inc. (2)	(805)	(8,340)
Vocera Communications, Inc. (2)	(533)	(11,321)
Wright Medical Group NV (2)	(150)	(4,298)
Xencor, Inc. (2)	(95)	(2,839)
ZIOPHARM Oncology, Inc. (2)	(1,755)	(4,300)
Zynex, Inc. (2)	(696)	(7,705)

		(2,092,161)

Industrials - (6.3%)
3M Co.	(6,008)	(820,152)
AAON, Inc.	(611)	(29,524)
AAR Corp.	(56)	(995)
Advanced Disposal Services, Inc. (2)	(5,493)	(180,170)
Advanced Drainage Systems, Inc.	(2,312)	(68,065)
Aegion Corp. (2)	(988)	(17,715)
Aerojet Rocketdyne Holdings, Inc. (2)	(1,478)	(61,825)
AeroVironment, Inc. (2)	(888)	(54,132)
Air Lease Corp.	(2,506)	(55,483)
Alaska Air Group, Inc.	(2,294)	(65,310)
Allegiant Travel Co.	(462)	(37,792)
Allied Motion Technologies, Inc.	(172)	(4,076)
American Airlines Group, Inc.	(11,128)	(135,650)
American Woodmark Corp. (2)	(123)	(5,605)
Astec Industries, Inc.	(557)	(19,478)
Astronics Corp. (2)	(400)	(3,672)
Avis Budget Group, Inc. (2)	(116)	(1,612)
Axon Enterprise, Inc. (2)	(942)	(66,665)
Beacon Roofing Supply, Inc. (2)	(1,167)	(19,302)
Boeing Co./The	(2,092)	(312,001)
BrightView Holdings, Inc. (2)	(3,310)	(36,609)
CAI International, Inc. (2)	(914)	(12,924)
CECO Environmental Corp. (2)	(1,030)	(4,810)
CH Robinson Worldwide, Inc.	(2,860)	(189,332)
Chart Industries, Inc. (2)	(1,670)	(48,397)
CIRCOR International, Inc. (2)	(286)	(3,326)
Colfax Corp. (2)	(4,044)	(80,071)
Cornerstone Building Brands, Inc. (2)	(2,937)	(13,393)
Costamare, Inc.	(3,175)	(14,351)
Covenant Transportation Group, Inc. (2)	(1,756)	(15,225)
Cubic Corp.	(1,363)	(56,306)
Deere & Co.	(2,379)	(328,683)
DXP Enterprises, Inc./TX (2)	(196)	(2,403)
Dycom Industries, Inc. (2)	(419)	(10,747)
Eagle Bulk Shipping, Inc. (2)	(5,274)	(9,757)
Energy Recovery, Inc. (2)	(6,680)	(49,699)
Enerpac Tool Group Corp.	(1,503)	(24,875)
EnPro Industries, Inc.	(841)	(33,287)
Equifax, Inc.	(1,960)	(234,122)
EVI Industries, Inc. (2)	(221)	(3,487)
FedEx Corp.	(7,013)	(850,396)
Forrester Research, Inc. (2)	(1,101)	(32,182)
Fortive Corp.	(8,873)	(489,701)
Foundation Building Materials, Inc. (2)	(1,063)	(10,938)
Gates Industrial Corp. PLC (2)	(5,949)	(43,904)
GATX Corp.	(1,535)	(96,030)
General Electric Co.	(23,140)	(183,732)
Graham Corp.	(1,177)	(15,183)
Granite Construction, Inc.	(665)	(10,095)

Greenbrier Cos., Inc./The	(359)	(6,369)
Harsco Corp. (2)	(1,144)	(7,974)
Hawaiian Holdings, Inc.	(693)	(7,235)
Healthcare Services Group, Inc.	(2,416)	(57,767)
HEICO Corp.	(1,207)	(90,054)
Herc Holdings, Inc. (2)	(615)	(12,583)
Heritage-Crystal Clean, Inc. (2)	(453)	(7,357)
Hertz Global Holdings, Inc. (2)	(1,750)	(10,815)
Hexcel Corp.	(520)	(19,339)
Hillenbrand, Inc.	(1,081)	(20,658)
Hyster-Yale Materials Handling, Inc.	(73)	(2,927)
IES Holdings, Inc. (2)	(929)	(16,397)
IHS Markit, Ltd.	(5,411)	(324,660)
InnerWorkings, Inc. (2)	(4,047)	(4,735)
Insperity, Inc.	(2,187)	(81,575)
Insteel Industries, Inc.	(565)	(7,486)
John Bean Technologies Corp.	(1,685)	(125,145)
Kaman Corp.	(1,035)	(39,816)
KAR Auction Services, Inc.	(5,119)	(61,428)
Kennametal, Inc.	(1,877)	(34,950)
Kirby Corp. (2)	(1,210)	(52,599)
Knight-Swift Transportation Holdings, Inc.	(2,870)	(94,136)
Kratos Defense & Security Solutions, Inc. (2)	(4,075)	(56,398)
LB Foster Co. - Class A (2)	(282)	(3,486)
Lennox International, Inc.	(717)	(130,343)
Lindsay Corp.	(539)	(49,362)
Lydall, Inc. (2)	(171)	(1,105)
Lyft, Inc. (2)	(1,337)	(35,898)
Macquarie Infrastructure Corp.	(911)	(23,003)
Matthews International Corp.	(781)	(18,892)
Mercury Systems, Inc. (2)	(1,430)	(102,016)
Meritor, Inc. (2)	(573)	(7,592)
Mesa Air Group, Inc. (2)	(1,357)	(4,465)
Mistras Group, Inc. (2)	(997)	(4,247)
Nielsen Holdings PLC	(8,260)	(103,580)
NOW, Inc. (2)	(1,730)	(8,927)
NV5 Global, Inc. (2)	(1,140)	(47,071)
Park Aerospace Corp.	(92)	(1,159)
PGT Innovations, Inc. (2)	(1,217)	(10,211)
Powell Industries, Inc.	(614)	(15,761)
Proto Labs, Inc. (2)	(3,053)	(232,425)
Raven Industries, Inc.	(2,813)	(59,720)
RBC Bearings, Inc. (2)	(116)	(13,084)
Resideo Technologies, Inc. (2)	(595)	(2,880)
REV Group, Inc.	(1,797)	(7,493)
Robert Half International, Inc.	(3,872)	(146,168)
Rollins, Inc.	(2,627)	(94,940)
Roper Technologies, Inc.	(2,975)	(927,635)
SiteOne Landscape Supply, Inc. (2)	(1,105)	(81,350)
Snap-on, Inc.	(795)	(86,512)
Spirit Airlines, Inc. (2)	(2,799)	(36,079)
SPX FLOW, Inc. (2)	(338)	(9,606)
Sunrun, Inc. (2)	(2,145)	(21,665)
Team, Inc. (2)	(4,849)	(31,519)
Terex Corp.	(99)	(1,422)
Titan Machinery, Inc. (2)	(917)	(7,969)
TransDigm Group, Inc.	(41)	(13,128)
Trex Co., Inc. (2)	(985)	(78,938)
TriNet Group, Inc. (2)	(243)	(9,151)
Trinity Industries, Inc.	(5,905)	(94,893)
Uber Technologies, Inc. (2)	(21,030)	(587,158)
United Parcel Service, Inc. - Class B	(3,678)	(343,599)
Univar Solutions, Inc. (2)	(2,833)	(30,370)
Universal Logistics Holdings, Inc.	(733)	(9,602)
Upwork, Inc. (2)	(2,848)	(18,370)
Viad Corp.	(57)	(1,210)
Vicor Corp. (2)	(590)	(26,279)
Vivint Solar, Inc. (2)	(6,622)	(28,938)
VSE Corp.	(176)	(2,885)
WABCO Holdings, Inc. (2)	(534)	(72,117)
Welbilt, Inc. (2)	(8,522)	(43,718)
Werner Enterprises, Inc.	(795)	(28,827)
Westinghouse Air Brake Technologies Corp.	(5,442)	(261,923)
Willdan Group, Inc. (2)	(729)	(15,579)
Willis Lease Finance Corp. (2)	(588)	(15,641)
WillScot Corp. (2)	(5,596)	(56,687)
Xylem, Inc./NY	(6,111)	(398,009)

		(10,470,199)

Information Technology - (3.9%)
2U, Inc. (2)	(709)	(15,045)
3D Systems Corp. (2)	(813)	(6,268)
8x8, Inc. (2)	(1,948)	(26,999)
Acacia Communications, Inc. (2)	(930)	(62,477)
Advanced Energy Industries, Inc. (2)	(327)	(15,856)
Alarm.com Holdings, Inc. (2)	(440)	(17,120)
Altair Engineering, Inc. (2)	(763)	(20,220)
Ambarella, Inc. (2)	(91)	(4,419)
Anaplan, Inc. (2)	(280)	(8,473)
Appfolio, Inc. (2)	(191)	(21,191)
Automatic Data Processing, Inc.	(3,350)	(457,878)
Badger Meter, Inc.	(47)	(2,519)
Belden, Inc.	(387)	(13,963)
Benefitfocus, Inc. (2)	(2,933)	(26,133)
Bill.com Holdings, Inc. (2)	(422)	(14,432)
Black Knight, Inc. (2)	(823)	(47,783)
Blackbaud, Inc.	(327)	(18,165)
Blackline, Inc. (2)	(167)	(8,786)
Brightcove, Inc. (2)	(1,549)	(10,797)
Brooks Automation, Inc.	(1,382)	(42,151)
CEVA, Inc. (2)	(149)	(3,715)
Coda Octopus Group, Inc. (2)	(266)	(1,492)
Cognex Corp.	(1,021)	(43,107)
Coherent, Inc. (2)	(87)	(9,258)
Cohu, Inc.	(1,849)	(22,891)
Cornerstone OnDemand, Inc. (2)	(61)	(1,937)
Corning, Inc.	(8,421)	(172,967)
Cree, Inc. (2)	(3,857)	(136,769)
Daktronics, Inc.	(2,681)	(13,217)
Digi International, Inc. (2)	(2,242)	(21,389)
Digimarc Corp. (2)	(599)	(7,817)
Ebix, Inc.	(450)	(6,831)
Elastic NV (2)	(461)	(25,728)
Evo Payments, Inc. (2)	(5,859)	(89,643)
FARO Technologies, Inc. (2)	(129)	(5,741)
Fidelity National Information Services, Inc.	(4,299)	(522,930)
FireEye, Inc. (2)	(1,250)	(13,225)
First Solar, Inc. (2)	(6,277)	(226,349)
Fitbit, Inc. (2)	(9,127)	(60,786)
ForeScout Technologies, Inc. (2)	(1,070)	(33,801)
Gartner, Inc. (2)	(191)	(19,018)
GoDaddy, Inc. (2)	(1,495)	(85,379)
Guidewire Software, Inc. (2)	(615)	(48,776)
I3 Verticals, Inc. (2)	(81)	(1,546)
II-VI, Inc. (2)	(2,155)	(61,418)
Impinj, Inc. (2)	(1,235)	(20,637)
Inphi Corp. (2)	(234)	(18,526)
IPG Photonics Corp. (2)	(1,216)	(134,100)
Iteris, Inc. (2)	(2,823)	(9,034)
Littelfuse, Inc.	(834)	(111,272)
LivePerson, Inc. (2)	(2,134)	(48,549)
LiveRamp Holdings, Inc. (2)	(5,232)	(172,237)
MACOM Technology Solutions Holdings, Inc. (2)	(1,346)	(25,480)
MaxLinear, Inc. (2)	(794)	(9,266)
Medallia, Inc. (2)	(381)	(7,635)
Microchip Technology, Inc.	(6,613)	(448,361)
MongoDB, Inc. (2)	(933)	(127,392)
Napco Security Technologies, Inc. (2)	(225)	(3,413)
NETGEAR, Inc. (2)	(79)	(1,804)
New Relic, Inc. (2)	(1,452)	(67,140)
nLight, Inc. (2)	(988)	(10,364)
Nutanix, Inc. - Class A (2)	(1,232)	(19,466)
Okta, Inc. (2)	(1,053)	(128,740)
Onto Innovation, Inc. (2)	(293)	(8,693)
OSI Systems, Inc. (2)	(1,051)	(72,435)
PAR Technology Corp. (2)	(2,626)	(33,770)
PayPal Holdings, Inc. (2)	(2,615)	(250,360)
Paysign, Inc. (2)	(564)	(2,910)
Pluralsight, Inc. (2)	(9,961)	(109,372)
PROS Holdings, Inc. (2)	(676)	(20,976)
PTC, Inc. (2)	(400)	(24,484)
Pure Storage, Inc. (2)	(1,777)	(21,857)
Q2 Holdings, Inc. (2)	(2,294)	(135,484)
Rambus, Inc. (2)	(3,710)	(41,181)
RealPage, Inc. (2)	(704)	(37,263)
Sabre Corp.	(592)	(3,511)
SecureWorks Corp. (2)	(700)	(8,057)
SharpSpring, Inc. (2)	(400)	(2,424)
Silicon Laboratories, Inc. (2)	(513)	(43,815)
Square, Inc. (2)	(4,172)	(218,529)
Stratasys, Ltd. (2)	(831)	(13,254)

SunPower Corp. (2)	(4,327)	(21,938)
Tenable Holdings, Inc. (2)	(1,762)	(38,517)
Teradata Corp. (2)	(1,304)	(26,719)
Trimble, Inc. (2)	(1,260)	(40,106)
Tucows, Inc. (2)	(513)	(24,757)
Twilio, Inc. (2)	(3,609)	(322,969)
Ultra Clean Holdings, Inc. (2)	(433)	(5,975)
Universal Display Corp.	(205)	(27,015)
Upland Software, Inc. (2)	(1,074)	(28,805)
Veeco Instruments, Inc. (2)	(750)	(7,178)
VeriSign, Inc. (2)	(797)	(143,532)
Verra Mobility Corp. (2)	(3,767)	(26,896)
ViaSat, Inc. (2)	(3,076)	(110,490)
Vishay Precision Group, Inc. (2)	(188)	(3,775)
VMware, Inc. (2)	(1,816)	(219,918)
WEX, Inc. (2)	(957)	(100,054)
Workday, Inc. (2)	(2,091)	(272,290)
Workiva, Inc. (2)	(543)	(17,555)
Yext, Inc. (2)	(7,547)	(76,904)
Zix Corp. (2)	(2,248)	(9,689)
Zuora, Inc. (2)	(958)	(7,712)

		(6,420,990)

Materials - (2.1%)
Advanced Emissions Solutions, Inc.	(1,850)	(12,155)
Albemarle Corp.	(2,285)	(128,805)
Allegheny Technologies, Inc. (2)	(3,086)	(26,231)
American Vanguard Corp.	(458)	(6,623)
AptarGroup, Inc.	(1,255)	(124,923)
Ball Corp.	(14,357)	(928,324)
Berry Global Group, Inc. (2)	(282)	(9,506)
Carpenter Technology Corp.	(231)	(4,505)
Cleveland-Cliffs, Inc.	(2,689)	(10,622)
Compass Minerals International, Inc.	(246)	(9,464)
Corteva, Inc.	(11,773)	(276,666)
Domtar Corp.	(540)	(11,686)
DuPont de Nemours, Inc.	(21,417)	(730,320)
Element Solutions, Inc. (2)	(1,260)	(10,534)
Ferroglobe PLC Contingent Value Rights (2)(8)	(2,326)	0
Flotek Industries, Inc. (2)	(1,297)	(1,154)
Forterra, Inc. (2)	(1,174)	(7,021)
Freeport-McMoRan, Inc.	(14,846)	(100,211)
GCP Applied Technologies, Inc. (2)	(1,507)	(26,825)
Gold Resource Corp.	(703)	(1,933)
Ingevity Corp. (2)	(202)	(7,110)
International Flavors & Fragrances, Inc.	(2,126)	(217,022)
Intrepid Potash, Inc. (2)	(1,252)	(1,002)
Kaiser Aluminum Corp.	(22)	(1,524)
Kraton Corp. (2)	(724)	(5,864)
Kronos Worldwide, Inc.	(1,761)	(14,863)
Livent Corp. (2)	(1,607)	(8,437)
Louisiana-Pacific Corp.	(527)	(9,054)
Mosaic Co./The	(4,273)	(46,234)
Neenah, Inc.	(31)	(1,337)
O-I Glass, Inc.	(444)	(3,157)
Pan American Silver Corp. (2)	(3,148)	(1,070)
PH Glatfelter Co.	(4,317)	(52,754)
Quaker Chemical Corp.	(1,085)	(137,014)
Schnitzer Steel Industries, Inc.	(130)	(1,695)
Schweitzer-Mauduit International, Inc.	(1,566)	(43,566)
Sealed Air Corp.	(4,599)	(113,641)
Sensient Technologies Corp.	(1,187)	(51,646)
Sonoco Products Co.	(3,791)	(175,713)
Summit Materials, Inc. (2)	(494)	(7,410)
TimkenSteel Corp. (2)	(1,308)	(4,225)
Tronox Holdings PLC	(232)	(1,155)
United States Steel Corp.	(2,913)	(18,381)
Valhi, Inc.	(1,403)	(1,445)
Westlake Chemical Corp.	(1,789)	(68,286)
Worthington Industries, Inc.	(1,311)	(34,414)

		(3,455,527)

Real Estate Investment Trust - (1.0%)
Acadia Realty Trust	(1,301)	(16,119)
American Realty Investors, Inc. (2)	(141)	(1,303)
Armada Hoffler Properties, Inc.	(1,747)	(18,693)
Braemar Hotels & Resorts, Inc.	(4,556)	(7,745)
Brixmor Property Group, Inc.	(2,970)	(28,215)
Brookfield Property REIT, Inc.	(8,465)	(71,868)

Chatham Lodging Trust	(333)	(1,978)
CIM Commercial Trust Corp.	(1,939)	(21,504)
CorEnergy Infrastructure Trust, Inc.	(62)	(1,140)
Crown Castle International Corp.	(1,602)	(231,329)
Equity Commonwealth	(5,030)	(159,501)
Global Net Lease, Inc.	(591)	(7,902)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(2,064)	(42,126)
Independence Realty Trust, Inc.	(4,085)	(36,520)
Innovative Industrial Properties, Inc.	(18)	(1,367)
iStar, Inc.	(8,533)	(90,535)
JBG SMITH Properties	(1,332)	(42,398)
Kimco Realty Corp.	(10,076)	(97,435)
Mack-Cali Realty Corp.	(1,558)	(23,728)
Medical Properties Trust, Inc.	(7,976)	(137,905)
Newmark Group, Inc.	(1,729)	(7,348)
One Liberty Properties, Inc.	(180)	(2,507)
Retail Value, Inc.	(973)	(11,919)
RPT Realty	(5,941)	(35,824)
Safehold, Inc.	(1,088)	(68,794)
Saul Centers, Inc.	(32)	(1,048)
STAG Industrial, Inc.	(2,336)	(52,607)
Terreno Realty Corp.	(167)	(8,642)
Transcontinental Realty Investors, Inc. (2)	(230)	(4,717)
VICI Properties, Inc.	(933)	(15,525)
Vornado Realty Trust	(6,856)	(248,256)
Weingarten Realty Investors	(2,907)	(41,948)
Whitestone REIT	(2,264)	(14,037)
WP Carey, Inc.	(403)	(23,406)

		(1,575,889)

Utilities - (4.8%)
ALLETE, Inc.	(3,918)	(237,744)
Ameren Corp.	(13,714)	(998,791)
Avangrid, Inc.	(14,261)	(624,347)
Black Hills Corp.	(2,057)	(131,710)
CenterPoint Energy, Inc.	(22,284)	(344,288)
Clearway Energy, Inc.	(298)	(5,602)
CMS Energy Corp.	(4,798)	(281,883)
Consolidated Edison, Inc.	(1,929)	(150,462)
Dominion Energy, Inc.	(12,699)	(916,741)
DTE Energy Co.	(2,111)	(200,482)
Duke Energy Corp.	(11,362)	(918,959)
Edison International	(4,893)	(268,087)
Genie Energy, Ltd.	(1,816)	(13,039)
Hawaiian Electric Industries, Inc.	(5,802)	(249,776)
Middlesex Water Co.	(167)	(10,040)
New Jersey Resources Corp.	(11,629)	(395,037)
NiSource, Inc.	(32,576)	(813,423)
Northwest Natural Holding Co.	(625)	(38,594)
OGE Energy Corp.	(2,917)	(89,639)
Otter Tail Corp.	(2,314)	(102,880)
Pinnacle West Capital Corp.	(1,504)	(113,988)
PNM Resources, Inc.	(6,135)	(233,130)
South Jersey Industries, Inc.	(13,342)	(333,550)
Spark Energy, Inc. - Class A	(975)	(6,113)
Sunnova Energy International, Inc. (2)	(787)	(7,925)
WEC Energy Group, Inc.	(4,993)	(440,012)

		(7,926,242)

(Proceeds Received $ 69,090,226)		(53,478,382)

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		469	4,971
Meeder Dynamic Allocation Fund - Retail Class		1,098	10,409
Meeder Muirfield Fund - Retail Class		1,246	8,062
Meeder Conservative Allocation Fund - Retail Class		145	3,075

Total Trustee Deferred Compensation	(Cost	$30,009)	26,517

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	49	6/19/2020	3,820,285	436,152
Mini MSCI Emerging Markets Index Futures	20	6/19/2020	842,900	66,877
Russell 2000 Mini Index Futures	(46)	6/19/2020	(2,639,480)	(231,479)
Standard & Poors 500 Mini Futures	(318)	6/19/2020	(40,858,230)	(2,186,356)
E-mini Standard & Poors MidCap 400 Futures	(71)	6/19/2020	(10,208,380)	(892,821)

Total Futures Contracts	(366)		(49,042,905)	(2,807,627)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$154,453,241	$(2,807,627)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$154,453,241	$(2,807,627)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2020 was $55,617,339.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.